OFFERING CIRCULAR
-----------------

[LOGO]                      Bank Investment Fund
                                  Fund One
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934
                                617-695-0415

                            --------------------

      The Bank Investment Fund (the "Corporation") is an investment company which currently invests and manages two mutual funds derived from voluntary subscriptions made by eligible investors.

      Fund One (the "Fund") is a no-load, diversified, open-end investment fund whose objective is maximum current income consistent with liquidity and the maintenance of a portfolio of high quality investments in short and intermediate term marketable securities issued by the United States Government and its agencies, repurchase agreements and certain money market instruments. The Fund is designed solely for use by eligible investors as an economical and convenient way to make liquid investments. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions (sometimes hereinafter called "Banks").

      Investors should read this Offering Circular and retain it for future reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE COMMISSIONER OF BANKS OF THE COMMONWEALTH OF MASSACHUSETTS (the
"Commissioner of Banks"), NOR HAS THE COMMISSIONER OF BANKS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

      THE SHARES BEING OFFERED ARE NOT SAVINGS ACCOUNTS OR DEPOSITS AND ARE NOT INSURED OR GUARANTEED. SUCH SHARES ARE BEING OFFERED PURSUANT TO AN EXEMPTION FROM THE SECURITIES ACT OF 1933 AND APPLICABLE STATE SECURITIES ACTS AND HAVE NOT BEEN REGISTERED OR QUALIFIED UNDER SUCH ACTS.

                            --------------------

            The date of this Offering Circular is August 28, 2002

                              TABLE OF CONTENTS

                                                                     Page
                                                                     ----

Risk Return Summary                                                    1
  Investment Objectives                                                1
  Principal Investment Strategies                                      1
  Principal Investment Risk                                            1
  Bar Chart and Performance Table                                      2
  Management Discussion                                                4
  Fee Table                                                            4
Investment Objectives and Restrictions                                 5
Statutory Limitation on Investments                                    6
Dividends and Capital Gains                                            7
Net Asset Value                                                        7
Investors' Accounts                                                    7
Investors' Privacy                                                     7
Taxes                                                                  7
Auditors and Legal                                                     8
Yield                                                                  8
How Shares of Fund are Purchased                                       8
How Shares of Fund are Redeemed                                        9
Transfer Restrictions                                                 10
Organization                                                          10
Description of Fund Shares                                            11
Supervision and Regulation                                            11
Investment Advisor                                                    12
Transfer Agent                                                        12
Operating and Distribution Expenses                                   12
Exchange Privilege                                                    13
Custodian                                                             13
Management of the Fund                                                14
Financial Highlights                                                  18
Independent Auditor's Report                                          20
Financial Statements                                                  21
Investments                                                           24
Notes to Financial Statements                                         28
Account Application Forms                                             33
Additional Information                                            Back Cover

                            BANK INVESTMENT FUND
                                  FUND ONE
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934

                             RISK RETURN SUMMARY

Investment Objectives

      The investment objective of Fund One is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management.

Principal Investment Strategies

      The Fund invests principally in short and intermediate term marketable debt securities issued by the United States Government or by agencies of the United States, repurchase agreements, reverse repurchase agreements and money market instruments.

      The categories of those securities include, but may not be limited to
a) cash on hand and due from banks, b) certificates of deposit due from any trust company, national banking association or banking company, c) bonds and other direct obligations of the United States or such obligations as are unconditionally guaranteed as to principal and interest by the United States, d) federal agency obligations which have unexpired terms of five years or less, e) repurchase agreements, and f) certain common money market instruments of temporary duration.

      The Fund may enter into reverse repurchase agreements to meet short-term liquidity needs of the Fund. These agreements may not be in excess of three business days.

Principal Investment Risk

      The main risk factor in the Fund's performance is interest rates. The yield and share price of the Fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The Fund's total return includes both income and price gains or losses. While income is the most important component of returns over time, the Fund's emphasis on income does not mean the Fund invests only in the highest-yielding bonds and notes available, or that it can avoid losses of principal. In general, bond and note prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds and notes are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond or note, the greater the impact a change in interest rates is likely to have on the price.

      Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. Securities directly issued by the U.S.

Treasury and certain U.S. government agencies that are backed by the full faith and credit of the U.S. government have little credit risk. Securities issued by other agencies of the U.S. government generally have low credit risks.

      An additional risk factor in the Fund's performance is pre-payment risk. Many types of debt securities, including mortgage backed securities and callable bonds and notes may be subject to a prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.

      These risk factors may adversely effect the Fund's net asset value, yield, total return and loss of money in an investment in the Fund may result.

Bar Chart and Performance Table

      The bar chart shows the changes of the Fund's total return performance from year to year over a ten year period.

      An investor bank may judge the Fund's portfolio performance by comparing it to that of similar mutual funds or to market indices. Performance may also be gauged by the total return of the portfolio over time.

                        BANK INVESTMENT FUND-FUND ONE
                             ANNUAL TOTAL RETURN


           1992    1993     1994     1995     1996    1997    1998    1999    2000    2001
           ----    ----     ----     ----     ----    ----    ----    ----    ----    ----

Percent    6.03    6.01    (2.26)    12.78    4.10    7.12    6.32    2.40    8.59    6.91

--------------------
During the ten-year period shown in the bar chart, the highest quarterly return was 18.1% (for the quarter ended June 30, 1995) and the lowest quarterly return was - 5.3% (for the quarter ended March 31, 1994).

      The table shows how the Fund's average annual return for one, five and ten years for the periods ended December 31, 2001 compares to the Merrill Lynch Government/Agency 1-3 year index; a widely recognized, index of fixed income securities. The index is representative of the securities in which the Fund invests.


                                   One      Five     Ten
                                   Year     Year     Year
                                   ----     ----     ----

Bank Investment Fund - Fund One    6.91%    6.25%    5.73%
Merrill Lynch Government/Agency
 1-3 year index                    8.41%    6.64%    6.12%

--------------------
Total returns are based on past results and are not a prediction of future performance.

                        BANK INVESTMENT FUND-FUND ONE
                            Investment Comparison


                      1991      1992      1993      1994      1995      1996      1997      1998      1999      2000      2001
                      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----

Merrill Lynch 1-3
 Yr. Gov't Index     10,000    10,631    11,208    11,271    12,510    13,137    14,012    14,990    15,457    16,714    18,120
Fund One             10,000    10,603    11,240    10,985    12,389    12,897    13,814    14,688    15,040    16,332    17,460

--------------------
The line graph assumes an initial investment of $10,000, in Fund One and the Merrill Lynch Government/Agency 1-3 year index at the beginning of the first year. The line graph compares this initial and subsequent account values at the end of the most recently completed ten years.

Management Discussion

      Fund One refelected a total return of 6.91% for the year ended December 31, 2001. During the same period, the Merrill Lynch Government Agency 1-3 Year Index, which consists of government and agency securities of comparable maturities to the majority of the portfolio, had a total return of 8.41%. Our portfolio strategy changes that were made at mid-year 2001 to divest of $8.3 million in GNMA securities with longer maturities, and limiting investments to callable securities with maturities not exceeding December 2005 in order that a 3-year maturity ladder will be in place by December 2002, has caused some lower yields and returns to be realized in the near term. In our opinion, this strategy will better position the Fund in the latter part of 2002 should interest rates begin to increase thereafter.

      Fund One's portfolio turnover ratio was 120.1%. The increased portfolio turnover can be attributed to the actions of the Federal Open Market Committee (FOMC) of the Federal Reserve during the year wherein the FOMC reduced overnight rates a record eleven times for a total of 4.75%. By year end this rate was at 1.75%. During this large drop in the overnight rate, securities in the portfolio were called at an accelerated rate, resulting in the larger than normal turnover rate in the portfolio and the lower yields as discussed above. In the prior year 2000, the FOMC had increased short-term interest rates three times for a total of 100 basic points from 5.50% at the start to 6.50%. These 2000 increases resulted in a total short-term rate increase of 1.75% since June 30, 1999. As might be expected during that rising interest rate environment, portfolio turnover was minimal, only 6.42% in 2000, due to the lack of securities being called.

Fee Table

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                            Year Ended
                                                        December 31, 2001
                                                        -----------------

Shareholder Transaction Expenses*                               0%
Annual Fund Operating Expenses
 (as a percentage of average net assets)
  Management Fees                                               0%
  12b-1 Fees                                                  .06%
  Other Expenses
    Compensation, Payroll, Taxes, & Benefits    .15%
    Occupancy                                   .04%
    Remainder                                   .09%
                                                ---
                                                              .28%
                                                              ---
TOTAL FUND OPERATING EXPENSES                                 .34%
                                                              ===

--------------------
* The Fund charges no sales load or deferred sales load on any purchase, reinvested dividend, exchange, or redemption transactions.

Example

      You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each time period:


                     1 Year    3 Years    5 Years    10 Years
                     ------    -------    -------    --------

December 31, 2001    $34.79    $109.80    $192.68    $439.97

      The purpose of the foregoing table, which is based upon the Fund's fiscal year ended December 31, 2001, is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example provided is intended to show the dollar amount of expenses that would be incurred over the indicated periods on a hypothetical $10,000 investment in the Fund, assuming a 5% annual return and assuming that the Fund's expenses continue at the rates shown in the table. However, the actual return on an investment in the Fund may be greater or less than 5%. Furthermore, the Example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                   INVESTMENT OBJECTIVES AND RESTRICTIONS

      The investment objective of the Fund is to achieve as high a level of current income as is consistent with safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality in-vestment vehicle designed to assist liquidity management. By pooling the money of its investors, it is able to offer the economies of size and diversification of maturities normally available to large corporate and institutional investors.

      Shares of the Bank Investment Fund are eligible investments to be included in legal liquidity under Massachusetts General Laws, Chapter 170,
Section 22.

      The Board of Directors of the Corporation has investment discretion with regard to Fund One assets.

      The Corporation is authorized by statute to invest its assets in a variety of debt and equity securities. No more than 5% of the Corporation's assets, at the time of purchase, may be invested in the securities of any one issuer except for direct obligations of the United States or obligations guaranteed by the United States, and other obligations issued under certain Federal programs or by certain federal agencies or instrumentalities.

      The Fund is further restricted through the investment policy maintained by the Corporation's Officers and Directors. The investment policy for the Fund restricts the Corporation from a) making any investment in equity securities for the Fund, b) making any intermediate or long-term investment in corporate (non-governmental) debt securities for the Fund and
c) investing more than 25% of the Fund's total assets in the securities of a particular industry other than U.S. Government or Federal agency securities.

               STATUTORY LIMITATION ON INVESTMENTS IN THE FUND
                           BY PARTICIPATING BANKS

      Under Massachusetts General Laws, Chapter 167F, Section 3(2) as amended, a participating or eligible savings bank or co-operative bank may invest an amount in excess of 100% of its capital and surplus in any distinct non-equity investment fund of the Corporation except to the extent that the Commissioner of Banks for the Commonwealth of Massachusetts may by regulation set limits and conditions. The participating bank will be responsible for monitoring and compliance with this limitation.

      Under Massachusetts General Laws, Acts of 1932, Chapter 45, Section 7, as amended, The Co-operative Central Bank Reserve Fund may not invest or hold at any one time more than 20% of its assets with the Corporation.

      Investments in the Fund are affected by Section 303 of the FDIC Improvement Act of 1991 which limits investments by FDIC-insured state banks (including Massachusetts co-operative banks, savings banks and trust companies) in common or preferred stock or shares of mutual funds to the extent that such investments are permissible for national banks. Permissible national bank investments, as described in section 24(7) of the National Bank Act and 12 C.F.R. Part 1, include mutual funds which invest in securities and financial investments eligible for direct investment by national banks. Because the underlying investment portfolio composition of Fund One is comprised of U.S. Government and Federal Agency Securities, Fund One balances may be excluded (on a pass through basis with shares of beneficial interest) from an FDIC-insured state-chartered bank's computation of equity securities in measuring compliance with 12 C.F.R.
Part 362 limits (usually 100% of Tier 1 capital).

      Federally chartered savings banks and savings and loan associations (with their principal place of business in Massachusetts) may invest in an open-end mutual fund, such as Fund One, which invests in securities and financial instruments in which such institutions may invest directly. For purposes of determining compliance with quantitative investment limitations under the Home Owners Loan Act ("HOLA"), an investing bank's or association's proportionate share of a mutual fund's individual investments will, under 12 C.F.R., [SECTION]560.32, be aggregated with such investments held directly. (The investments held by Fund One may also be held without limitation by federally chartered savings banks and savings and loan associations.) Apart from compliance with applicable investment limitations, a bank or association may invest, without prior notice to the Office of Thrift Supervision, an amount up to 15% of its total capital in any one mutual fund, or up to 50% of total capital in all such pass-through investment vehicles. Investments in excess of the 15% and 50% limits may only be made when thirty days' advance notice has been provided to the Office of Thrift Supervision.

      Certain federally chartered savings banks who converted from a Massachusetts savings bank charter may, under certain grandfather provisions of HOLA, retain broader investment authority than that described in the preceding paragraph. For example, section 5(i) of HOLA grandfathers state authorized investment powers of certain Federal savings banks in existence as of the date of enactment of Federal statutes (e.g., the Financial Institution Reform, Recovery, and Enforcement Act of 1989) which may have otherwise limited such investments.

                         DIVIDENDS AND CAPITAL GAINS

      The Fund distributes all of its net income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis.

      Investors wishing to change the method of receiving dividends must notify the Fund in writing at least one week before payment is to be made.

      Net income of the Fund consists of all interest income accrued and earned, less estimated expenses of the Fund. Distributions of realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

                               NET ASSET VALUE

      The Fund's net asset value per share is determined as of the close of the New York Stock Exchange on days when the Custodian Bank (State Street
Bank) is open for business. The net asset value per share is determined by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. U.S. debt securities are normally valued on the basis of valuations provided by market makers. Such prices are believed to reflect the fair value of such securities and to take into account appropriate factors such as institutional size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, and other market data. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

                             INVESTORS' ACCOUNTS

      The Fund maintains an account for each investor in full and fractional shares. All purchase and sale transactions are confirmed to the investor. Statements of account showing all transactions for the month, including dividends paid, are sent to participating banks on a monthly basis. In addition, statements of account showing all transactions for the calendar year, including dividends paid, are sent to participating banks on an annual basis.

                             INVESTORS' PRIVACY

      Protecting the privacy and confidentiality of investor's account information is important to the Fund. We value your business and the trust you placed with us. The Fund does not share any non-public information concerning our investor banks with any other party; except as necessary, to process transactions or service accounts. In addition, we maintain physical and electronic control procedures to safeguard our business records relative to investor accounts.

                                    TAXES

      The Fund has qualified as a regulated investment company under the Internal Revenue Code and will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from interest, together with distributions of any short-term capital gains, are taxable as ordinary income, whether or not reinvested. Dividends of the Fund do not qualify for the dividends received exclusion for corporations.

      Distributions of net long-term capital gains, if any, realized by the Fund are made at least annually and are taxable to shareholders. In addition, an investing Bank may realize a capital gain or loss in any year in which it redeems shares. It should be noted that long-term capital gain distributions and/or capital gains or losses realized from redemptions are taxed at the same rates as ordinary income under the provisions of the Tax Reform Act of 1986.

      A statement setting forth the federal income tax status of all distributions made during each calendar year is sent to each shareholder promptly after the end of such year.

                             AUDITORS AND LEGAL

      Parent, McLaughlin and Nangle, Certified Public Accountants, Inc., are the auditors of the Fund. The law firm of Steptoe and Johnson has passed upon certain legal matters of the Fund in connection with the shares offered by this offering circular.

                                    YIELD

      The yield for the 30-day periods ended December 31, 2001 and June 30, 2002 were 3.02% and 2.75%, respectively. Yield is calculated based on the 30 days ending on the date of the most recent statement of Assets and Liabilities, (as presented elsewhere within). A standard formula as required by the Securities and Exchange Commission is utilized for the computation of this yield amount. Net Investment Income in the formula differs from actual Net Investment Income as included in the Statement of Operations (included elsewhere within). Net Investment Income as reflected in the formula includes yield based upon market valuation of the portfolio at the commencement of the 30 day period. This yield amount may differ from the ratio of Net Investment Income to Average Net Assets reflected in selected financial information (as presented elsewhere within). The Fund yield fluctuates as a result of numerous factors. Therefore, the yield stated here is not necessarily representative of the Fund's future yield. The 30 day yield, for the most recent calender month end, may be obtained by directly calling the Rate Line 617-695-0419 or by calling our main office telephone number 617-695-0415 collect.

                  HOW THE SHARES OF THE FUND ARE PURCHASED-
                       TELEPHONE INVESTMENT PROCEDURE

      Shares of the Fund are offered for sale on days on which the custodian bank is open for business. The Fund and its custodian bank observe the following holidays during the calendar year: New Year's Day, Martin Luther King Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. There is no sales charge. The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

Bank Wire Transfers

      Call your correspondent bank and speak to your account officer. Tell him that you want to transfer funds to State Street Bank and Trust Company. Instruct him to wire transfer the money before 4:00 P.M., Eastern time, to:

            State Street Bank and Trust Company
            Boston, Massachusetts
            Routing number: 0110-0002-8
            For account of the Bank Investment Fund, Fund One
            Account number: 9006-930-3

Internal Money Transfers

      If your correspondent bank account is with the State Street Bank and Trust Company, contact your account officer and instruct him to transfer funds from your account to the account of the Bank Investment Fund, Fund One, Account number: 9006-930-3.

      AFTER INSTRUCTING YOUR BANK TO TRANSFER FUNDS, PLEASE CALL THE FUND AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. REMEMBER, IT IS IMPORTANT TO DO THIS BEFORE 4:00 P.M.

      The securities market, in which the Fund buys and sells securities, usually requires immediate settlement in Federal funds for all security transactions; therefore, payment for the purchase of Fund shares not received in the form of Federal funds will be recorded as share subscriptions, and not invested in Fund shares until such payments are converted into Federal funds. Payments received by bank wire can be converted immediately into Federal funds; any other form of payment will result in a delay. Orders received prior to 4:00 P.M., Eastern time, will be invested in shares of the Fund at the next determined net asset value.

                    HOW SHARES OF THE FUND ARE REDEEMED-
                       TELEPHONE REDEMPTION PROCEDURE

      An investor may withdraw all or any portion of his investment by redeeming shares on any day that the Fund is open for business at the next determined net asset value. The proceeds of redemptions will be wired directly to the investor's bank account within one business day. The Fund reserves the right to delay withdrawal requests up to 7 business days after any investment that has been made with uncollected funds.

      The right of redemption can be suspended and the payment of the redemption proceeds deferred during any period in which a) the New York Stock Exchange is closed or trading on such Exchange is restricted or b) the Securities and Exchange Commission deems an emergency to exist, or during any other period permitted by order of the Commission for the protection of investors.

Bank Wire Transfers

      Call the Fund by 4:00 P.M. (Call or Trade Date) to redeem shares the following day (Settlement Date). When the amount to be redeemed is at least $5,000.00, the Fund will automatically wire transfer the amount to your correspondent bank account at settlement.

Internal Money Transfers

      If your bank's account is with the State Street Bank and Trust Company, contact the Fund by 4:00 P.M. (Call or Trade Date) for redemption of shares the following day (Settlement Date). The Fund will transfer the amount from its account to your account at State Street Bank and Trust Company at settlement.

                            TRANSFER RESTRICTIONS

      Fund shares may not be transferred by banks holding such shares to any persons other than an eligible bank (except that the shares may be pledged to such other persons or they may be transferred to The Co-operative Central Bank, hereinafter the "Central Bank"). If the Fund shares are acquired by any other persons by operation of law or by foreclosure upon the pledge of such shares (or through transfer, in the case of the Central Bank), the Corporation must offer to repurchase the shares from such person at net asset value of the shares. If such offer is refused, no dividend may be paid by the Corporation or Fund on such shares, and the redemption price which the holder of such shares may obtain in any subsequent repurchase of those shares by the Corporation or Fund is limited to the net asset value of the shares on the date of the Corporation's offer.

      In the event of any transfer, it is extremely important to notify the Corporation immediately of any purchase, sale or transfer of Fund shares not made through the Corporation or its transfer agent. Immediate notification should be furnished to the Corporation by telephone, with written notification as a follow-up thereto. Prompt notification is essential to avoid any delay in redemption offer and loss of earnings. Please remember that a statutory restriction exists on the Corporation and it would be unable to pay a dividend to an ineligible holder after expiry of the 30-day repurchase period which is statutorily available following such transfer.

                                ORGANIZATION

      The Corporation was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth [Acts of 1984, Chapter 482 as amended] of Massachusetts under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Special Act indicates that the purpose of the Corporation is to hold, invest, reinvest and manage one or more mutual investment funds, which shall include all property of the Corporation, to be derived from voluntary subscription thereto by the Banks.

      The Corporation is an open-end diversified management investment company authorized to invest its assets in certain real estate mortgages, and a variety of other investments, including direct obligations of the United States, obligations guaranteed by the United States, obligations guaranteed by the Federal National Mortgage Association, bonds and other evidences of indebtedness of corporations, shares of common or preferred stock registered on a national securities exchange or for which quotations are available through the National Quotation

Bureau, Inc. or a comparable service, or through a national securities market established in conformance with Section 11A of the Securities Act of 1934, and other debt and equity securities. Fund One will only invest in those securities described under "Investment Policy" and "Investment Restrictions" elsewhere herein.

      The business of the Corporation is conducted by a Board of Directors elected by the Corporation's Incorporators and the Directors have investment discretion relative to Corporation assets. The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks.

      The Corporation operates pursuant to an exemption from the sections of the Investment Company Act of 1940 which deal with (a) voting rights of security holders and (b) the manner of sale of redeemable shares.

      Only Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, The National Cooperative Bank and directly or indirectly wholly-owned subsidiaries of such institutions are currently offered shares in the Fund. Such investors may purchase shares of beneficial interest, which do not entitle the shareholders thereof to voting rights of any nature, including investment policy matters.

                         DESCRIPTION OF FUND SHARES

      The Corporation has no capital stock. Beneficial ownership in each of the Corporation's funds is represented by shares of beneficial ownership, as recorded in book entry form. Each share is equal in every respect to every other share, except that if the Directors of the Corporation establish distinct investment funds, shares will be issued in distinct classes and each share within each class will be equal in every respect to every other share of that class.

      The shares of beneficial ownership are no par, non-voting, with a stated value of $1,000, issued in book entry form only. Investment and redemption of shares is effected at the net asset value as described elsewhere herein. Shares are recorded in whole and/or fractional shares, as applicable. Physical certificates are not issued. Monthly statements are furnished to reflect share balance and activity.

      With regard to the absence of voting rights, management believes that eligible investors are adequately protected because of a) regulation by the Commissioner of Banks, b) the redeemable nature of the shares, c) representation of co-operative bank investors in the election of Directors of the Central Bank, who as Incorporators elect the Corporation's Directors, and d) representation of savings bank investors by an advisor at such corporate meetings of the Incorporators.

                         SUPERVISION AND REGULATION

      As provided by Massachusetts statute [Chapter 482, Acts of 1984 as amended] the Corporation is subject to the supervision of the Commissioner of Banks of the Commonwealth of Massachusetts. Periodic reporting to the Commissioner of Banks is also required by the same statute. The Corporation is registered as an open-end diversi-fied management investment company under the Investment Company Act of 1940, as amended, and is subject to reporting requirements thereunder.

                             INVESTMENT ADVISOR

      The Corporation presently does not employ the services of any investment advisory or management services company. Investment decisions for the Fund are made by authorized officers of the Corporation, subject to approval or ratification by its Board of Directors. The Corporation reserves the right at any time in the future to appoint an investment advisor at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such advisory or management services would improve Fund performance.

                               TRANSFER AGENT

      The Corporation maintains the records for the investment, redemption, and/or transfer of Fund shares. The Corporation reserves its right at any time in the future to appoint a separate transfer agent at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such transfer service is necessary. The limited number of shareholders and nature of Fund operation does not, at this time, justify the use of a separate agent and would only be an extra or unnecessary expense.

                     OPERATING AND DISTRIBUTION EXPENSES

      Normal expenses which may be borne by the Fund include, but are not limited to: Director fees, salaries and wages, payroll taxes, employee benefits, taxes, corporate fees, occupancy, furniture and equipment, data processing, legal, auditing and accounting, telephone and postage, custodial and other bank fees, preparation, printing and distribution of reports, insurance, membership fees, organization, and other miscellaneous expenses.

      The Corporation has adopted a plan of distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") providing that the Fund will pay certain expenses incurred by the Corporation which may be considered to be primarily intended to result in the sale of shares in the Fund. The expenses which may be incurred pursuant to the Plan include, without limitation, those for the preparation, printing and distribution of written materials for other than existing investors, preparation and distribution of advertising material and sales literature, direct payments to sales personnel, and other similar activities. The maximum expenditures which may be made pursuant to the Plan in any year is .12 of 1% of the average daily net asset value of the Corporation for such year. The Board of Directors of the Corporation has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      Expenditures of $58,126 (.06% of average net assets) pursuant to the 12b-1 plan were incurred in and for the year ended December 31, 2001: $438 for advertising in trade journals and similar publications; $5,218 for printing and mailing of offering circulars; $25,111 for sales related compensation, payroll taxes and benefits; $16,557 for sponsorship of annual subscriptions and other promotional materials; and $10,802 for other plan expenses. Expenditures of $26,944 (.05% of average net assets-annualized) pursuant to the 12b-1 plan were incurred in and for the six months ended June 30, 2002: $44 for advertising in trade journals and other publications; $2,499 for printing and mailing of offering circulars; $9,788 for sales related compensation, payroll taxes and benefits; $2,602 for sponsorship of annual subscriptions and other promotional materials; and $12,011 for other plan expenses.

      Because more than one fund will be operated by the Corporation, operating expenses and expenses incurred pursuant to the Plan related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in accordance with the annual budget as determined by the Board of Directors of the Corporation to be fair and equitable or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

      The Fund reimburses The Co-operative Central Bank and receives from the Bank Investment Fund-Liquidity Fund for its proportionate share of expense items used in common. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 2001 and the six months ended June 30, 2002 were .34% and .39% of average net assets, respectively. As reimbursement of allocated expenses, the Fund paid or accrued to The Co-operative Central Bank for the year ended December 31, 2001 and the six months ended June 30, 2002 $40,800 and $18,600, respectively. The Fund received from the Bank Investment Fund-Liquidity Fund for the year ended December 31, 2001 and for the six months ended June 30, 2002 the amounts of $234,600 and $113,600, respectively.

                             EXCHANGE PRIVILEGE

      Shares of the Fund may be exchanged for shares of another fund on the basis of the respective net asset value of the shares involved, to the extent that additional funds are established by the Corporation.

                                  CUSTODIAN

      The Corporation is required by statute to at all times employ a national banking association located in the Commonwealth of Massachusetts, or a Massachusetts state-chartered bank authorized to exercise trust powers, as the Corporation's or Fund's custodian, to hold the securities owned by the Corporation and any monies delivered by the Corporation's or Fund's shareholders or due to the Corporation or Fund. Purchase and sale transactions are effected through or by the custodian bank upon the instructions of the Corporation.

      The State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 serves as custodian of the Fund's cash and investments.

                           MANAGEMENT OF THE FUND

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      William F. Casey, Jr., President, succeeded James L. Burns, Jr., former President, as the Fund's primary investment officer on April 1, 2000. Mr. Casey has held the position of Executive Vice President of the Bank Investment Fund since its inception in 1985. Mr. Casey is also President of the Co-operative Central Bank and served as Financial Vice President from 1980 to 1986 and Executive Vice President and Treasurer of the Co-operative Central Bank from 1986 to 2000. Mr. Casey is a Certified Public Accountant and had been employed in several executive positions in both public accounting and banking prior to 1980.

      The Fund is governed by a Board of Directors that meets quarterly to review the Fund's investments, performance, expenses, and other business affairs. The Board elects the Fund's officers. All Board members are independent directors.

      The directors and officers of the Corporation are not eligible to hold the equity securities of the Corporation; the Corporation's charter limits its eligible shareholders to certain Massachusett's banks and certain other institutions. The directors are also directors and/or officers of co-operative banks which own beneficial interests in shares of the Funds.

      Directors and Officers of the Corporation, together with information as to their principal business occupations during the past five years, are shown below:


                                                                                             Number of
                                                                                             Portfolios        Other
                                                   Term of                                    in Fund      Directorships
                                                  Office and                                  Complex       of Public
      Name, Age            Position(s) Held       Length of      Principal Occupation(s)    Overseen by     Companies
     and Address              With Fund          Time Served       During past 5 Years       Directors         Held
     -----------           ----------------      -----------     -----------------------    -----------    -------------

William F. Casey, Jr.      President (since      Yearly          President and Treasurer         2             None
(57)                       April 1, 2000;        since 1985      of The Co-operative
75 Park Plaza,             Executive Vice                        Central Bank,
Boston, MA                 President prior                       Boston, Massachusetts
02116-3934                 thereto)                              (since April 1, 2000)
                                                                 Executive Vice President
                                                                 and Treasurer of The
                                                                 Co-operative Central
                                                                 Bank prior thereto

Susan L. Ellis             Vice President        Yearly          Vice President of The           2             None
(53)                       and Treasurer         since 1985      Co-operative Central
75 Park Plaza,                                                   Bank,
Boston, MA                                                       Boston, Massachusetts
02116-3934





                                                                                             Number of
                                                                                             Portfolios        Other
                                                   Term of                                    in Fund      Directorships
                                                  Office and                                  Complex       of Public
      Name, Age            Position(s) Held       Length of      Principal Occupation(s)    Overseen by     Companies
     and Address              With Fund          Time Served       During past 5 Years       Directors         Held
     -----------           ----------------      -----------     -----------------------    -----------    -------------

Jeremiah J. Foley          Executive Vice        Yearly          Executive Vice President        2             None
(61)                       President and         since 1985      of The Co-operative
75 Park Plaza,             Clerk of the                          Central Bank (since
Boston, MA                 Corporation (since                    April 1, 2000)
02116-3934                 April 1, 2000; and                    Vice President of The
                           Vice President and                    Co-operative Central
                           Clerk prior thereto)                  Bank, prior thereto

Robert E. Haley            Vice President        Yearly          Vice President of the           2             None
(50)                                             since 1990      Registrant
75 Park Plaza,
Boston, MA
02116-3934

Annemarie Lee              Vice President        Yearly          Assistant Vice President        2             None
(43)                       (since December       since 1985      with The Co-operative
75 Park Plaza,             1993 and Assistant                    Central Bank,
Boston, MA                 Vice President                        Boston, Massachusetts
02116-3934                 prior thereto)

Lawrence D. Beane          Director              Term ends       President, of The               2             None
(59)                                             2004, since     Greenfield Co-operative
80 Harlo Clark Road,                             2002            Bank,
Huntington, MA                                                   Greenfield, Massachusetts
01050

James F. Culhane           Director and          Term ends       President of the                2             None
(71)                       Chairman of the       2003, since     North Cambridge
75 Charles Diersch St.,    Board                 2000            Co-operative Bank,
E. Weymouth, MA                                                  Cambridge, Massachusetts
02189

Alfonso De Vito            Director*             Term ends       President of the                2             None
(65)                                             2003, since     Newton South
26 Rustic Street,                                1999            Co-operative Bank,
Newton, MA                                                       Newton, Massachusetts
02458





                                                                                             Number of
                                                                                             Portfolios        Other
                                                   Term of                                    in Fund      Directorships
                                                  Office and                                  Complex       of Public
      Name, Age            Position(s) Held       Length of      Principal Occupation(s)    Overseen by     Companies
     and Address              With Fund          Time Served       During past 5 Years       Directors         Held
     -----------           ----------------      -----------     -----------------------    -----------    -------------

Edward T. Mulvey           Director*             Term ends       Chairman of the Board           2             None
(66)                                             2002, since     of the Pilgrim
50 Pond Street,                                  1999            Co-operative Bank,
Cohasset, MA                                                     Cohasset, Massachusetts
02025

Harold S. Otto             Director              Term ends       President of the Methuen        2             None
(51)                                             2005, since     Co-operative Bank,
44 Laconia Circle,                               2002            Methuen, Massachusetts
North Andover, MA
01845

John H. Pearson, Jr.       Director and          Term ends       President of the Butler         2             None
(52)                       Clerk of the          2004, since     Bank, a Co-operative
62 Fairmount Street,       Board    1998                         Bank,
Lowell, MA                                                       Lowell, Massachusetts
01852

Barry H. Whittaker         Director              Term ends       President of the                2             None
(49)                                             2003, since     Holbrook Co-operative
62 Bolas Road,                                   2000            Bank,
Duxbury, MA                                                      Holbrook, Massachusetts
02332

*  Members of the Audit Committee

                     THIS PAGE LEFT BLANK INTENTIONALLY

                            FINANCIAL HIGHLIGHTS
               (For a share outstanding throughout each year)

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 10 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                                                       Year Ended December 31,
                                            Six Months Ended    --------------------------------------
                                              June 30, 2002        2001          2000          1999
                                            ----------------       ----          ----          ----
                                               (unaudited)      (audited)*    (audited)*    (audited)*

Net asset value, beginning of period           $ 998.09          $ 981.89      $ 956.42      $ 987.50
                                               --------          --------      --------      --------
Income from investment operations:
  Net investment income                           21.73             50.27         53.96         54.08
  Net realized and unrealized gain (loss)
   on investment transactions                      0.39             16.20         25.47        (31.08)
                                               --------          --------      --------      --------
      Total from investment operations            22.12             66.47         79.43         23.00
                                               --------          --------      --------      --------

Less distributions:
  Dividends from net investment income           (21.73)           (50.27)       (53.96)       (54.08)
  Distributions from capital gains                 0.00              0.00          0.00          0.00
                                               --------          --------      --------      --------
      Total distributions                        (21.73)           (50.27)       (53.96)       (54.08)
                                               --------          --------      --------      --------
Net asset value, end of period                 $ 998.48          $ 998.09      $ 981.89      $ 956.42
                                               ========          ========      ========      ========
      Total return                                 4.53%**           6.91%         8.59%         2.40%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)         $114,339          $109,089      $106,536      $113,205
  Ratio of expenses to average net assets          0.39%             0.34%         0.52%         0.52%
  Ratio of net investment income to average
   net assets                                      4.42%             5.08%         5.64%         5.59%
  Portfolio turnover rate                         43.42%           120.13%         6.42%        26.48%
       Portfolio turnover was computed including U.S. Governments and U.S.
Government Agency obligations with maturities in excess of one year.

--------------------
* Financial Statements for each of the ten years in the ten year period ended December 31, 2001 were audited by Parent, McLaughlin & Nangle, the Fund's independent auditors, whose report, along with the Fund's financial statements are included elsewhere herein.
**    Annualized.

                     See notes to financial statements.


                                                                             Year Ended December 31,
                                               ----------------------------------------------------------------------------------
                                                  1998        1997        1996        1995        1994        1993        1992
                                                  ----        ----        ----        ----        ----        ----        ----
                                               (audited)*  (audited)*  (audited)*  (audited)*  (audited)*  (audited)*  (audited)*

Net asset value, beginning of period            $ 983.75    $ 974.80    $ 996.20    $ 944.75   $1,029.85   $1,042.13   $1,061.56
                                                --------    --------    --------    --------   ---------   ---------   ---------
Income from investment operations:
  Net investment income                            56.88       58.35       60.41       66.14       62.34       73.54       80.89
  Net realized and unrealized gain (loss)
   on investment transactions                       3.75        8.95      (21.40)      51.45      (85.10)     (12.28)     (19.43)
                                                --------    --------    --------    --------   ---------   ---------   ---------
      Total from investment operations             60.63       67.30       39.01      117.59      (22.76)      61.26       61.46
                                                --------    --------    --------    --------   ---------   ---------   ---------

Less distributions:
  Dividends from net investment income            (56.88)     (58.35)     (60.41)     (66.14)     (62.34)     (73.54)     (80.89)
  Distributions from capital gains                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                                                --------    --------    --------    --------   ---------   ---------   ---------
      Total distributions                         (56.88)     (58.35)     (60.41)     (66.14)     (62.34)     (73.54)     (80.89)
                                                --------    --------    --------    --------   ---------   ---------   ---------
Net asset value, end of period                  $ 987.50    $ 983.75    $ 974.80    $ 996.20   $  944.75   $1,029.85   $1,042.13
                                                ========    ========    ========    ========   =========   =========   =========
      Total return                                  6.32%       7.12%       4.10%      12.78%      -2.26%       6.01%       6.03%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)          $128,475    $143,608    $151,591    $146,555   $ 129,330   $ 146,767   $ 163,972
  Ratio of expenses to average net assets           0.48%       0.45%       0.43%       0.45%       0.50%       0.39%       0.33%
  Ratio of net investment income to average
   net assets                                       5.74%       5.98%       6.21%       6.75%       6.37%       7.01%       7.79%
  Portfolio turnover rate                          50.00%      25.93%      49.26%      84.45%      43.43%      30.04%      44.93%

                     See notes to financial statements.

PMN Logo


                        INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
 BANK INVESTMENT FUND-FUND ONE
 BOSTON, MASSACHUSETTS

      We have audited the accompanying statement of assets and liabilities of Bank Investment Fund-Fund One, including the schedule of portfolio investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bank Investment Fund-Fund One as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United State of America.

                                       /s/ Parent, McLaughlin & Nangle

                                       Certified Public Accountants

Member of the SEC Practice Section, American Institute of Certified Public Accountants


January 29, 2002

                        BANK INVESTMENT FUND-FUND ONE

                     STATEMENT OF ASSETS AND LIABILITIES


                                                                    June 30, 2002     December 31, 2001
                                                                    -------------     -----------------
                                                                     (unaudited)          (audited)

ASSETS:
  INVESTMENTS IN SECURITIES, at value
   (Identified cost $96,506,245 and $105,599,769, respectively)     $ 98,132,693         $107,122,638

  REPURCHASE AGREEMENTS                                               15,090,000            7,340,000

  INTEREST RECEIVABLE                                                  1,318,974            1,435,288

  OTHER ASSETS                                                            32,543               11,531

  CASH                                                                    34,771               72,376
                                                                    ------------         ------------

      TOTAL ASSETS                                                   114,608,981          115,981,833
                                                                    ------------         ------------

LIABILITIES:
  PAYABLE FOR INVESTMENTS PURCHASED                                            -            6,500,000
  DIVIDENDS PAYABLE                                                      220,682              274,910

  ACCRUED EXPENSES                                                        49,452              117,496
                                                                    ------------         ------------

      TOTAL LIABILITIES                                                  270,134            6,892,406
                                                                    ------------         ------------

NET ASSETS: (Equivalent to $998.4752 and $998.0943 per share based on 114,513.4575 and 109,297.7153 shares of beneficial
 interest outstanding)                                              $114,338,847         $109,089,427
                                                                    ============         ============

REPRESENTED BY:
  Paid-in Capital                                                   $129,950,131         $124,814,868
  Accumulated net losses on investments                              (17,237,726)         (17,248,305)
  Unrealized appreciation of investments-net                           1,626,442            1,522,864
                                                                    ------------         ------------

      TOTAL NET ASSETS                                              $114,338,847         $109,089,427
                                                                    ============         ============

                     See notes to financial statements.

                        BANK INVESTMENT FUND-FUND ONE

                           STATEMENT OF OPERATIONS


                                                                     Six Months Ended       Year Ended
                                                                      June 30, 2002      December 31, 2001
                                                                     ----------------    -----------------
                                                                        (unaudited)          (audited)

INVESTMENT INCOME:                                                      $2,586,127          $5,748,159

EXPENSES:
  Compensation, payroll taxes and benefits-officers                     $   51,906          $   94,107
  Compensation, payroll taxes and benefits-other                            26,740              68,146
  Distribution expenses                                                     26,944              58,126
  Professional fees                                                         24,600              24,200
  Occupancy                                                                 19,900              46,000
  Other expenses                                                            15,186              18,549
  Interest expense                                                          14,999               1,283
  Equipment and data processing                                              6,000              15,600
  Insurance expense                                                          5,900               2,200
  Meetings and travel                                                        5,600               9,600
  Postage and telephone                                                      3,600               8,300
  Other bank fees                                                            3,400               3,700
  Shareholder reports                                                        2,499               5,217
  Directors' fees                                                            2,000               4,500
  Stationary and supplies                                                      800               3,800
                                                                        ----------          ----------
      TOTAL EXPENSES                                                       210,074             363,328
                                                                        ----------          ----------
      INVESTMENT INCOME-NET                                              2,376,053           5,384,831
                                                                        ----------          ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          10,579              23,510
  Change in net unrealized appreciation on investment securities           103,578           1,652,809
                                                                        ----------          ----------
      Net realized and unrealized gain on investments                      114,157           1,676,319
                                                                        ----------          ----------
      NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                                                  $2,490,210          $7,061,150
                                                                        ==========          ==========

                     See notes to financial statements.

                        BANK INVESTMENT FUND-FUND ONE

                     STATEMENT OF CHANGES IN NET ASSETS


                                                                 Six Months        Year Ended         Year Ended
                                                                   Ended          December 31,       December 31,
                                                               June 30, 2002          2001               2000
                                                               -------------      ------------       ------------
                                                                (unaudited)        (audited)          (audited)

INCREASE IN NET ASSETS FROM OPERATIONS:
  Investment income-net                                        $  2,376,053       $  5,384,831        $  6,198,536
  Net realized gain (loss) on investments                            10,579             23,510             (26,774)
  Unrealized appreciation-net                                       103,578          1,652,809           2,800,867
                                                               ------------       ------------        ------------

      Net increase in net assets resulting from operations        2,490,210          7,061,150           8,972,629

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net                                          (2,376,053)        (5,384,831)         (6,198,536)

TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST-NET INCREASE (DECREASE)                                 5,135,263            877,521          (9,443,947)
                                                               ------------       ------------        ------------

      TOTAL INCREASE (DECREASE) IN NET
       ASSETS                                                     5,249,420          2,553,840          (6,669,854)

NET ASSETS:
  Beginning of period                                           109,089,427        106,535,587         113,205,441
                                                               ------------       ------------        ------------

  End of period                                                $114,338,847       $109,089,427        $106,535,587
                                                               ============       ============        ============

                     See notes to financial statements.

                        BANK INVESTMENT FUND-FUND ONE

                          PORTFOLIO OF INVESTMENTS
                                June 30, 2002
                                 (unaudited)

Obligations of Federal Agencies-85.7%


                                       Par          Coupon         Maturity Date            Value
                                       ---          ------         -------------            -----

Federal Home Loan Bank            $ 2,000,000       5.58%            09/09/04*           $  2,014,008
                                    4,000,000       4.26             10/08/04*              3,967,307
                                    2,500,000       4.30             10/08/04*              2,501,185
                                    2,000,000       4.00             12/08/04               2,030,978
                                    3,000,000       5.05             01/11/05*              3,088,383
                                    5,000,000       4.125            01/14/05               5,084,375
                                    2,000,000       7.15             01/28/05*              2,059,863
                                    2,000,000       7.25             02/10/05*              2,064,317
                                    2,000,000       5.40             03/21/05*              2,049,104
                                    3,000,000       5.43             03/28/05*              3,076,085
                                    2,000,000       5.27             04/04/05*              2,049,312
                                    4,000,000       4.15             04/11/05*              4,053,419
                                    2,000,000       5.24             04/25/05*              2,049,688
                                    4,000,000       4.00             05/13/05*              4,040,197
                                    3,000,000       5.52             06/13/05*              3,093,281
                                    2,000,000       5.385            06/27/05*              2,064,022
                                    2,000,000       4.61             06/27/05*              2,023,438
                                    2,000,000       6.00             01/30/06*              2,006,644
                                    2,000,000       5.80             02/21/06*              2,049,024
                                    2,000,000       5.65             02/23/06*              2,089,539
                                  -----------                                            ------------
                                  $52,500,000                  (Cost $ 52,486,044)       $ 53,454,169
                                  -----------                                            ------------

Federal Home Loan Mortgage
 Corporation                      $ 1,000,000       5.125%           11/04/04*           $  1,010,781
                                    2,000,000       4.00             11/09/04*              2,027,688
                                    2,000,000       7.35             02/03/05*              2,062,188
                                    5,000,000       3.875            02/15/05               5,050,781
                                    7,000,000       4.09             04/22/05*              7,032,835
                                  -----------                                            ------------
                                  $17,000,000                  (Cost $ 16,989,756)       $ 17,184,273
                                  -----------                                            ------------

--------------------
*     May be subject to call by issuer prior to maturity date.

                     See notes to financial statements.

                        BANK INVESTMENT FUND-FUND ONE

                                June 30, 2002
                                 (unaudited)

Obligations of Federal Agencies-85.7% (continued)


                                       Par          Coupon         Maturity Date            Value
                                       ---          ------         -------------            -----

Federal National Mortgage
 Association                      $ 4,000,000       5.91%            08/25/03            $  4,166,090
                                    2,000,000       5.66             01/05/04               2,090,937
                                    2,000,000       3.60             05/14/04               1,997,500
                                    5,000,000       3.95             08/19/04*              5,038,281
                                    4,000,000       3.875            09/07/04*              4,040,625
                                    5,000,000       3.75             10/18/04               5,021,094
                                    2,000,000       4.15             12/13/04*              2,019,099
                                    3,000,000       4.85             09/26/05               3,020,625
                                  -----------                                            ------------
                                  $27,000,000                  (Cost $ 26,930,445)       $ 27,394,251
                                  -----------                                            ------------

Certificates of Deposit-0.1%
NCB Savings Association           $   100,000       2.75%            11/15/02            $    100,000
                                  -----------                                            ------------
                                                               (Cost $    100,000)

                                                               (Cost $ 96,506,245)       $ 98,132,693
                                                                                         ------------

Repurchase Agreement-13.2%

$15,090,000       Repurchase Agreement dated June 28, 2002 with Morgan
                  Stanley Dean Witter, Inc. due July 1, 2002 with respect
                  to $15,462,000 U.S. Treasury Bills due October 3, 2002-
                  maturity value $15,090,767 for an effective yield of 1.83%.
                                                               (Cost $ 15,090,000)       $ 15,090,000
                                                                                         ------------
Total Investments-99.0%                                        (Cost $111,596,245)       $113,222,693
                                                                                         ------------
Other assets in excess of liabilities-1.0%                                                  1,116,154
                                                                                         ------------
Net assets-100%                                                                          $114,338,847
                                                                                         ============

--------------------
*     May be subject to call by issuer prior to maturity date.

                     See notes to financial statements.

                        BANK INVESTMENT FUND-FUND ONE

                          PORTFOLIO OF INVESTMENTS
                              December 31, 2001

Obligations of Federal Agencies-98.1%


                                       Par          Coupon         Maturity Date            Value
                                       ---          ------         -------------            -----

Federal Home Loan Bank            $ 5,000,000       6.48%            01/08/02            $  5,003,691
                                    2,000,000       5.58             09/09/04*              2,046,587
                                    3,000,000       5.415            09/22/04*              3,023,437
                                    4,000,000       4.26             10/08/04*              4,000,000(1)
                                    2,500,000       4.30             10/08/04*              2,500,000(1)
                                    2,500,000       5.30             10/12/04*              2,522,606
                                    2,000,000       5.385            12/14/04*              2,028,750
                                    3,000,000       5.05             01/11/05*              3,076,371
                                    2,000,000       7.15             01/28/05*              2,102,118
                                    2,000,000       7.25             02/10/05*              2,106,557
                                    5,000,000       5.01             03/07/05*              5,026,863
                                    2,000,000       5.40             03/21/05*              2,061,175
                                    3,000,000       5.43             03/28/05*              3,093,762
                                    2,000,000       5.27             04/04/05*              2,055,619
                                    4,000,000       4.15             04/11/05*              3,988,444
                                    2,000,000       5.24             04/25/05*              2,045,313
                                    3,000,000       5.32             04/25/05*              3,029,531
                                    4,000,000       5.555            05/09/05*              4,048,125
                                    4,000,000       4.00             05/13/05*              3,963,087
                                    3,000,000       5.52             06/13/05*              3,079,688
                                    4,000,000       5.005            06/20/05*              4,046,250
                                    2,000,000       4.61             06/27/05*              2,009,063
                                    2,000,000       5.385            06/27/05*              2,059,607
                                    2,000,000       5.43             06/28/05*              2,032,122
                                    2,000,000       6.00             01/30/06*              2,043,983
                                    2,000,000       5.80             02/21/06*              2,064,973
                                    2,000,000       5.65            02/23/06*               2,066,030
                                  -----------                                            ------------
                                  $76,000,000                  (Cost $ 76,000,000)       $ 77,123,752
                                  -----------                                            ------------

--------------------
*     May be subject to call by issuer prior to maturity date.
(1)   When-issued securities.

                     See notes to financial statements.

                        BANK INVESTMENT FUND-FUND ONE

                              December 31, 2001

Obligations of Federal Agencies-98.1% (continued)


                                       Par          Coupon         Maturity Date            Value
                                       ---          ------         -------------            -----

Federal Home Loan Mortgage
 Corporation                      $ 1,000,000       5.125%           11/04/04*           $  1,019,844
                                    2,000,000       7.35             02/03/05*              2,092,027
                                    7,000,000       4.09             04/22/05*              6,954,683
                                  -----------                                            ------------
                                  $10,000,000                  (Cost $ 10,000,000)       $ 10,066,554
                                  -----------                                            ------------

Federal National Mortgage
 Association                      $ 2,500,000       6.375%           01/16/02            $  2,504,206
                                    4,000,000       5.91             08/25/03               4,188,944
                                    2,000,000       5.66             01/05/04               2,082,425
                                    2,000,000       5.50             02/12/04*              2,007,684
                                    2,000,000       5.60             08/14/04*              2,008,300
                                    2,000,000       4.15             12/13/04*              2,006,247
                                    2,000,000       4.48             12/27/04*              2,016,713
                                    3,000,000       4.85             09/26/05*              3,017,813
                                  -----------                                            ------------
                                  $19,500,000                  (Cost $ 19,499,769)       $ 19,832,332
                                  -----------                                            ------------

Certificates of Deposit-0.1%
NCB Savings Association           $   100,000       3.00%            05/17/02            $    100,000
                                  -----------                                            ------------
                                                               (Cost $    100,000)

                                                               (Cost $105,599,769)       $107,122,638
                                                                                         ------------

Repurchase Agreement-6.7%

$7,340,000        Repurchase Agreement dated December 31, 2001 with Morgan
                  Stanley Dean Witter, Inc. due January 2, 2002 with respect to $7,494,000 U.S. Treasury Bills due January 17, 2002-
                  maturity value $7,340,628 for an effective yield of 1.54%.

                                                               (Cost $  7,340,000)       $  7,340,000
                                                                                         ------------
Total Investments-104.9%                                       (Cost $112,939,769)       $114,462,638
                                                                                         ------------
Liabilities in excess of other assets-(4.9)%                                               (5,373,211)
                                                                                         ------------
Net assets-100%                                                                          $109,089,427
                                                                                         ============

--------------------
*     May be subject to call by issuer prior to maturity date.

                     See notes to financial statements.

                        BANK INVESTMENT FUND-FUND ONE

                        NOTES TO FINANCIAL STATEMENTS
      (Information for the six months ended June 30, 2002 is unaudited)

NOTE 1. Organization:

      The Bank Investment Fund (the "Corporation") was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual investment funds derived from the voluntary subscriptions made by eligible investors.

      Fund One (the "Fund") is a no-load, diversified, open-end investment fund. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions.

      Because more than one fund will be operated by the Corporation, operating expenses related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in proportion to the ratio of the net assets of each fund to total net assets of the Corporation or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

NOTE 2. Significant Accounting Policies:

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Use of estimates:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                        BANK INVESTMENT FUND-FUND ONE

      (Information for the six months ended June 30, 2002 is unaudited)

NOTE 2. Significant Accounting Policies (continued):

Investment security valuation:

      U.S. debt securities are normally valued on the basis of valuations provided by market makers. Such prices are believed to reflect the fair value of such securities and to take into account appropriate factors such as institutional size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, and other market data. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

Accounting for investments:

      Security transactions are accounted for on the trade date (date the order to buy or sell is executed). In computing net investment income prior to January 1, 1997, the Fund did not amortize premiums or accrete discounts on fixed income securities in the portfolio, except those original issue discounts for which amortization is required for federal income tax purposes. Since January 1, 1997, the Fund amortizes premiums or accretes discounts on related fixed income securities, which change had an immaterial effect on investment income. Premiums, if any, and discounts are amortized or accreted on a straight line basis, which approximates the income method. Additionally, with respect to market discount on bonds issued after July 18, 1984, a portion of any capital gain realized upon disposition may be recharacterized as taxable ordinary income in accordance with the provisions of the 1984 Tax Reform Act. Realized gains and losses on security transactions are determined on the identified cost method.

Repurchase agreements:

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

Federal income taxes:

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund realized a tax basis gain of $53,535 during 2001, which was applied towards the available capital loss carryforward, resulting in a remaining capital loss carryforward of ($3,848,457) at December 31, 2001. Such capital loss carryforward will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted

                        BANK INVESTMENT FUND-FUND ONE

      (Information for the six months ended June 30, 2002 is unaudited)

NOTE 2. Significant Accounting Policies (continued):

by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryforward will expire on December 31, 2003 ($3,826,009) and December 31, 2008 ($22,448).

Dividends to shareholders:

      The Fund distributes all of its net investment income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis. Distributions of otherwise taxable realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

Net asset value:

      The net asset value per share is determined daily by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding.

NOTE 3. Security Transactions:

      The cost of securities purchased and the proceeds from the sales of securities, all of which were Obligations of Federal Agencies, (excluding short-term investments) aggregated $117,000,000 and $113,223,085, respectively for the year ended December 31, 2001. As of December 31, 2001, unrealized appreciation of investments was $1,552,864; accumulated net realized loss on investment transactions totaled ($17,248,305). The cost of securities purchased and the proceeds from the sales of securities, all of which were Obligations of Federal Agencies, (excluding short-term investments) aggregated $44,454,953 and $47,071,800, respectively for the six months ended June 30, 2002. As of June 30, 2002, unrealized appreciation of investments was $1,626,442; accumulated net realized loss on investment transactions totaled ($17,237,726).

                        BANK INVESTMENT FUND-FUND ONE

      (Information for the six months ended June 30, 2002 is unaudited)

NOTE 4. Borrowed Funds:

      The maximum amount of borrowed funds and the average balance for the year ended December 31, 2001 was $2,000,000 and $16,438, respectively. The average interest rate on these borrowings was 3.85%. Total interest expense of $1,283 is posted on the Statement of Operations for the year ended December 31, 2001. The maximum amount of borrowed funds and the average balance for the six months ended June 30, 2002 was $7,500,000 and $1,392,265, respectively. The average interest rate on these borrowings was 1.90%. Total interest expense of $14,999 is posted on the Statement of Operations for the six months ended June 30, 2002.

NOTE 5. Distribution Expenses:

      The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the Investment Company Act of 1940, to use the assets of the Fund to finance certain activities relating to the distribution of its shares to investors. The Plan authorizes the Fund to pay for the cost of preparing, printing, and distributing offering circulars to prospective investors, for certain other direct or indirect marketing expenses, direct payments to sales personnel, and for the cost of implementing and operating the Plan. Plan expenses may not exceed an amount computed at an annual rate of .12 of 1% of the Fund's average daily net assets. The Fund paid or accrued $58,126 (.06% of average net assets) and $26,944 (.05% of average net assets-annualized) pursuant to this Plan for the year ended December 31, 2001 and for the six months ended June 30, 2002, respectively.

NOTE 6. Pension Plans:

      The Fund is a participating employer in the Co-operative Banks Employee Retirement Association, and has, in effect, a Defined Contribution Plan covering all eligible officers and employees. Under the plan, contributions by employees are doubled by the Fund, up to a maximum of 10% of each employee's salary. Effective January 1, 1989, the Fund also participates in a Defined Benefit Plan, which covers all eligible employees, and is funded currently. The Fund's contributions to these multi-employer plans for the year ended December 31, 2001 and the six months ended June 30, 2002 were $16,179 and $8,241, respectively.

NOTE 7. Shares of Beneficial Interest:

      Chapter 482 of the Acts of 1984, as amended, of the Commonwealth of Massachusetts permits the directors to issue an unlimited number of full and fractional shares of beneficial interest (no par, non-voting, with a stated value of $1,000 per share). As of December 31, 2001 and June 30, 2002 capital paid-in aggregate were $124,814,868 and $129,950,131, respectively.

                        BANK INVESTMENT FUND-FUND ONE

      (Information for the six months ended June 30, 2002 is unaudited)

NOTE 7. Shares of Beneficial Interest (continued):

      Transactions in shares of beneficial interest are summarized as follows:


                               Six Months Ended                       Year Ended                        Year Ended
                                June 30, 2002                     December 31, 2001                  December 31, 2000
                       --------------------------------    --------------------------------    ----------------------------
                                  (unaudited)                          (audited)                         (audited)
                           Shares            Amount            Shares            Amount           Shares          Amount
                           ------            ------            ------            ------           ------          ------

Sold                   79,700.5960       $79,304,000       73,514.2997       $73,300,000        8,406.1018     $ 8,000,000
Issued in reinvest-
 ment of dividends      1,094.7582         1,089,958        2,431.5414         2,415,965        2,889.1199       2,771,711
                       -----------       -----------       -----------       -----------       -----------     -----------
                       80,795.3542        80,393,958       75,945.8411        75,715,965       11,295.2217      10,771,711
Redeemed               75,579.6070        75,258,695       75,148.4359        74,838,444       21,158.2089      20,215,658
                       -----------       -----------       -----------       -----------       -----------     -----------
Net increase
 (decrease)             5,215.7472       $ 5,135,263          797.4052       $   877,521       (9,862.9872)    $(9,443,947)
                       ===========       ===========       ===========       ===========       ===========     ===========

NOTE 8. Transactions With Related Parties:

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund reimburses The Co-operative Central Bank and receives from the Bank Investment Fund-Liquidity Fund for its proportionate share of expense items used in common. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 2001 and the six months ended June 30, 2002 were .34% and .39% of average net assets, respectively. As reimbursement of allocated expenses, the Fund paid or accrued to The Co-operative Central Bank for the year ended December 31, 2001 and the six months ended June 30, 2002 $40,800 and $18,600, respectively. The Fund received from the Bank Investment Fund-Liquidity Fund for the year ended December 31, 2001 and for the six months ended June 30, 2002 the amounts of $234,600 and $113,600, respectively.




            The following sheets are perforated for your removal and use in the establishment or updating of your account.

                            BANK INVESTMENT FUND
                                  FUND ONE
                          ACCOUNT APPLICATION FORM

REGISTRATION. The account should be registered as follows:

                                                         DATE: ____________
NAME:  ____________________________________________________________________
POST OFFICE BOX: __________________________________________________________
STREET ADDRESS: ___________________________________________________________
CITY/TOWN: _________________________________ STATE: _______________________
ZIP CODE: _______________________ TELEPHONE NUMBER: _______________________
TAX ID NUMBER _____________________________________________________________
INITIAL INVESTMENT: $____________________________________ (Minimum $50,000)

                           MONTHLY CASH DIVIDENDS

[ ] Check if dividends are to be paid monthly in cash. Otherwise dividends will be AUTOMATICALLY REINVESTED in additional shares of the Fund.

                         TELEPHONE REDEMPTION ORDERS

      Redemption proceeds will be sent ONLY to the bank or trust company listed below, for credit to the investor's account. The investor hereby authorizes the BANK INVESTMENT FUND to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. THE FUND and its Agents will not be liable for any loss, expense or cost arising out of such transactions.

      Enclose a specimen copy of your check or deposit slip (marked VOID) for the bank account listed below. To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.

Name of Bank: _____________________________________________________________
Bank Account No. __________________________________________________________
Bank Address: _____________________________________________________________
              street
              _________________________________________ MA ________________
              city                                         zip
Name on Account: __________________________________________________________
Bank Routing/Transit No.: _________________________________________________

          AUTHORIZED PERSONS-TELEPHONE INVESTMENTS AND REDEMPTIONS

           Authorized person            Title                  Initials
           -----------------            -----                  --------

1. ________________________________________________________________________
2. ________________________________________________________________________
3. ________________________________________________________________________
4. ________________________________________________________________________
5. ________________________________________________________________________

                            CORPORATE RESOLUTIONS

      We have enclosed with this application form the necessary corporate resolutions to authorize corporate officers to make wire or cash payment transfers to the Bank Investment Fund and to purchase, sell or exchange shares of beneficial ownership in the Bank Investment Fund, Fund One.

                         SIGNATURE AND CERTIFICATION

      We have received and read the Offering Circular, and agree to its terms and conditions by signing below. By the execution of this Application, the undersigned represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor.

      The undersigned hereby certify under penalty of perjury that the above Taxpayer Identification Number is correct and that the investor is not subject to backup withholding.

      We further certify and agree that the certifications, authorizations and appointments in this document will continue until the Bank Investment Fund receives actual written notice of any change thereof.

Signature ____________________________ Title ______________________________

Signature _____________________________ Title _____________________________

Two signatures are required, one of which should be the Secretary or Clerk of the corporation.

                             SIGNATURE GUARANTEE

      In order to facilitate telephone redemptions, you must have your signature(s) on this application guaranteed by a commercial bank or stock exchange member firm.

___________________________________________________________________________
Name of Bank or Investment Dealer

___________________________________________________________________________
By (signature of authorized person)

___________________________________________________________________________
Title (authorized person)

                     CERTIFICATE OF CORPORATE RESOLUTION

      For Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank and directly or indirectly wholly-owned subsidiaries of such institutions only. This form authorizes the individuals below to redeem shares by telephone or exchange.

      The undersigned is Secretary or Clerk of _________________ and hereby
certifies that the following individuals:      (name of corporation)

                 Name                          Title
                 ----                          -----

___________________________________________________________________________

___________________________________________________________________________

___________________________________________________________________________

___________________________________________________________________________

___________________________________________________________________________

are duly authorized by corporate resolution or otherwise to act on behalf of the eligible bank in connection with its ownership of shares in the Bank Investment Fund, Fund One and in particular to give instructions for the purchase, sale or exchange of any said shares and to execute any necessary forms in connection therewith.

      The Bank Investment Fund will consider this authorization to be in full force and in effect until otherwise notified in writing.

      IN WITNESS WHEREOF, the undersigned has executed this Certificate the _______________ day of ___________________ 20__________.


___________________________________________________________________________
Secretary or Clerk

                                    NOTES

                            FINANCIAL STATEMENTS

      As required by applicable statutes, semi-annual financial statements are furnished to the shareholder, the Commissioner of Banks and the Securities and Exchange Commission.

                           ADDITIONAL INFORMATION

      The Bank Investment Fund (the "Corporation") has filed with the Securities and Exchange Commission in Washington, D.C., under the chartered name the "Co-operative Bank Investment Fund" a registration statement on Form N-1A (together with all amendments and exhibits thereto, hereinafter referred to as the "Registration Statement") under the Investment Company Act of 1940. This Offering Circular does not contain all of the information in the Registration Statement. The Registration Statement may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission; or:

      By Phone:    1-800-Sec-0330
      By mail:     Public Reference Section
                   Securities and Exchange Commission
                   Washington, D.C. 20549-6009
                   (duplicating fee required)
      On the Internet: www.sec.gov
      (Investment Company Act File No. 811-4421)

      The Corporation will provide, without charge to any person to whom this Offering Circular is delivered on the written or oral request of any such person, a copy of the Registration Statement and the additional information contained therein and documents relating to certain exemptions from the Investment Company Act of 1940 (see ORGANIZATION). Written requests should be directed to the Bank Investment Fund, 75 Park Plaza, Boston, MA 02116-3934. Telephone requests may be directed collect to 617-695-0415.

                        =============================
                            BANK INVESTMENT FUND

                                  FUND ONE



                                   [LOGO]



                                75 Park Plaza
                            Boston, MA 02116-3934
                                617-695-0415
                        =============================

OFFERING CIRCULAR
-----------------

[LOGO]                      Bank Investment Fund
                               Liquidity Fund
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934
                                617-695-0415

                        -----------------------------

      The Bank Investment Fund (the "Corporation") is an investment company which currently invests and manages two mutual funds derived from voluntary subscriptions made by eligible investors.

      Liquidity Fund (the "Fund") is a no-load, diversified, open-end money market investment fund whose objective is maximum current income consistent with liquidity and the preservation of capital. The Fund is designed solely for use by eligible investors as an economical and convenient way to make liquid investments. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank (sometimes hereinafter called "Banks").

      Investors should read this Offering Circular and retain it for future reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE COMMISSIONER OF BANKS OF THE COMMONWEALTH OF MASSACHUSETTS (the
"Commissioner of Banks"), NOR HAS THE COMMISSIONER OF BANKS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

      THE SHARES BEING OFFERED ARE NOT SAVINGS ACCOUNTS OR DEPOSITS AND ARE NOT INSURED BY ANY GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. SUCH SHARES ARE BEING OFFERED PURSUANT TO AN EXEMPTION FROM THE SECURITIES ACT OF 1933 AND APPLICABLE STATE SECURITIES ACTS AND HAVE NOT BEEN REGISTERED OR QUALIFIED UNDER SUCH ACTS.

                        -----------------------------

            The date of this Offering Circular is August 28, 2002

                              TABLE OF CONTENTS

                                                                      Page
                                                                      ----

Risk Return Summary                                                     1
  Investment Objectives                                                 1
  Principal Investment Strategies                                       1
  Principal Investment Risk                                             2
  Bar Chart and 7 Day Yield                                             2
  Fee Table                                                             3
Investment Objectives and Restrictions                                  4
Statutory Limitation on Investments                                     5
Dividends                                                               6
Net Asset Value                                                         6
Investors' Accounts                                                     6
Investors' Privacy                                                      6
Taxes                                                                   6
Auditors and Legal                                                      7
Capital Gains                                                           7
How Shares of Fund are Purchased                                        7
How Shares of Fund are Redeemed                                         8
Transfer Restrictions                                                   8
Organization                                                            9
Description of Fund Shares                                             10
Supervision and Regulation                                             10
Investment Advisor                                                     10
Transfer Agent                                                         10
Operating and Distribution Expenses                                    11
Exchange Privilege                                                     11
Custodian                                                              12
Management of the Fund                                                 12
Financial Highlights                                                   16
Independent Auditor's Report                                           18
Financial Statements                                                   19
Investments                                                            22
Notes to Financial Statements                                          31
Account Application Forms                                              36
Additional Information                                         Back Cover

                            BANK INVESTMENT FUND
                               LIQUIDITY FUND
                                75 Park Plaza
                      Boston, Massachusetts 02116-3934

                             RISK RETURN SUMMARY

Investment Objectives

      The investment objectives of Liquidity Fund is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management, while seeking preservation of capital.

Principal Investment Strategies

      The Fund invests principally in short-term marketable debt securities issued by the United States Government or by agencies of the United States, bank money instruments, repurchase agreements, short-term corporate debt instruments, commercial paper, and reverse repurchase agreements.

      The categories of those securities include, but may not be limited to
a) cash on hand and due from banks, b) certificates of deposit due from any trust company, national banking association or banking company, or any federally insured savings banks, co-operative bank or savings & loan association, c) Federal funds sold, d) bonds and other direct obligations of the United States which are unconditionally guaranteed as to principal and interest by the United States, and issues of U.S. Government agencies and instrumentalities, e) repurchase agreements, f) commercial paper which, when purchased, is rated A-1 by Standard & Poor's Corporation ("Standard & Poor's") and/or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, has been determined under procedures adopted and supervised by the Fund's Board of Directors to be of comparable high quality. Commercial paper obligations may include variable amount of master demand notes; short-term obligations of corporations; g) Second Tier securities to the extent permissible by Rule 2a-7 of the Investment Company Act of 1940 (see investment restrictions) including commercial paper which when purchased is rated A-2 by Standard & Poor's or Prime-2 by Moody's or if not rated, has been determined under procedures adopted, supervised and approved by the Fund's Board of Directors to be of comparable quality, and
h) certain common money market instruments of temporary duration.

      All the above investments must have original maturities or remaining maturities of 397 days or less. In addition, the Fund will maintain a dollar weighted average maturity of 90 days or less.

      The Fund may invest more than 25% of its assets in the banking industry through Certificates of Deposit and Federal Funds sold in the ordinary course of its business.

      The Fund may enter into reverse repurchase agreements to meet short-term liquidity needs of the Fund. These agreements may not be in excess of three business days.

Principal Investment Risk

      The main risk factor in the Fund's performance is interest rates, the fluctuation of which will cause the income of the Fund to correspondently change. The average portfolio duration may cause a delayed effect before the market interest rate change is fully reflected in the Fund's income performance.

      An additional risk factor in the Fund's performance, to a limited extent, is credit risk. Credit risk is the chance that the issuer of the security could have its credit rating downgraded or be unable to pay interest and principal in a timely manner. While the credit quality of the Fund's investment portfolio is extremely high based on the principal investment strategies discussed above, the Fund is subject to some degree of credit risk.

      While the Fund seeks to maintain, it does not guaranty a stable net asset value of $1,000 per share. In addition, the shares being offered are not savings accounts or deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation, U.S. Government or its agencies.

Bar Chart and 7 Day Yield

      The bar chart shows the changes of the Fund's total return performance from year to year over a ten year period ending December 31, 2001.

                     BANK INVESTMENT FUND-LIQUIDITY FUND
                             ANNUAL TOTAL RETURN


           1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
           ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

Percent    4.07    3.15    3.87    5.86    5.38    5.52    5.44    5.00    6.31    4.17

-------------------
During the ten-year period shown in the bar chart, the highest quarterly return was 6.7% (for the quarter ended September 30, 2000) and the lowest quarterly return was 2.8% (for the quarter ended December 31, 2001).

      The table shows how the Fund's average annual return for one, five and ten years for the period ended December 31, 2001 compared to the 3 month U.S. Treasury Bill.


                                               One        Five       Ten
                                               Year       Year       Year
                                               ----       ----       ----

Bank Investment Fund-Liquidity Fund            4.17%      5.28%      4.87%
U.S. Treasury Bill-3 month                     3.35%      4.94%      4.68%

-------------------
Total returns are based on past results and are not a prediction of future performance.

      The annualized average net yield of the seven-day periods ending December 31, 2001 and the six months ended June 30, 2002 were 2.53% and 1.98%, respectively. Yield is calculated based on the last 7 days ending on the date of the most recent statement of Assets and Liabilities, (as presented elsewhere within). The Fund's yield fluctuates as a result of numerous factors. Therefore, the yield stated here is not necessarily representative of the Fund's future yield. The most recent daily yield, together with the 7 day yield for the most recent calendar month end may be obtained by directly calling the rate line 617-695-0419 or by calling our main office telephone number 617-695-0415 collect.

Fee Table

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                             Year Ended
                                                          December 31, 2001
                                                          -----------------

Shareholder Transaction Expenses*                                 0%
Annual Fund Operating Expenses
 (as a percentage of average net assets)
   Management Fees                                                0%
   12b-1 Fees                                                   .02%
   Other Expenses
     Compensation, Payroll, Taxes, & Benefits       .06%
     Occupancy                                      .02%
     Remainder                                      .04%
                                                    ----
                                                                .12%
                                                                ----
TOTAL FUND OPERATING EXPENSES                                   .14%
                                                                ====

-------------------
* The Fund charges no sales load or deferred sales load on any purchase, reinvested dividend, exchange, or redemption transactions.

                     See notes to financial statements.

Example

      You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each time period:


                             1 Year      3 Years     5 Years     10 Years
                             ------      -------     -------     --------

December 31, 2001            $14.33      $45.21      $79.34      $181.16

      The purpose of the foregoing table, which is based upon the Fund's fiscal year ended December 31, 2001, is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example provided is intended to show the dollar amount of expenses that would be incurred over the indicated periods on a hypothetical $10,000 investment in the Fund, assuming a 5% annual return and assuming that the Fund's expenses continue at the rates shown in the table. However, the actual return on an investment in the Fund may be greater or less than 5%. Furthermore, the Example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                   INVESTMENT OBJECTIVES AND RESTRICTIONS

      The investment objective of the Liquidity Fund is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified high-quality investment vehicle designed to assist liquidity management while seeking preservation of capital. The Fund pursues this objective by investing principally in short-term marketable debt securities issued by the United States Government or by agencies of the United States, bank money instruments, short-term corporate debt instruments including commercial paper, repurchase agreements and reverse repurchase agreements.

      Shares of the Bank Investment Fund are eligible investments to be included in legal liquidity under Massachusetts General Laws, Chapter 170,
Section 22.

      The Board of Directors of the Corporation has investment discretion with regard to Liquidity Fund assets.

      No more than 5% of the Fund's assets at the time of purchase may be invested in the securities of any one issuer except for direct obligations of the United States or obligations guaranteed by the United States, and other obligations issued under federal programs or by certain federal agencies.

      In accordance with amendments, effective June 1, 1991 to Rule 2a-7 of the Investment Company Acts of 1940, no more than 5% of the Fund's assets, in the aggregate, may be invested in "second tier" securities, with no more than 1% of the Fund's assets or one million dollars, whichever is greater, invested in the second tier securities of any one issuer.

      The Fund is further restricted through the investment policy maintained by the Corporation's Officers and Directors. The investment policy restricts the Fund from a) purchasing any securities other than money market instruments and other securities described under "Principal Investment Strategies", and b) investing more than 25% of its total assets in the securities of a particular industry other than U.S. Government securities, Government Agency securities or bank money instruments.

               STATUTORY LIMITATION ON INVESTMENTS IN THE FUND
                           BY PARTICIPATING BANKS

      Under Massachusetts General Laws, Chapter 167F, Section 3(2) as amended, a participating or eligible savings bank or co-operative bank may invest an amount in excess of 100% of its capital and surplus in any distinct non-equity investment fund of the Corporation except to the extent that the Commissioner of Banks for the Commonwealth of Massachusetts may by regulation set limits and conditions. The participating bank will be responsible for monitoring and compliance with this limitation.

      Under Massachusetts General Laws, Acts of 1932, Chapter 45, Section 7, as amended, The Co-operative Central Bank Reserve Fund may not invest or hold at any one time more than 20% of its assets with the Corporation.

      Investments in the Fund are affected by Section 303 of the FDIC Improvement Act of 1991 which limits investments by FDIC-insured state banks (including Massachusetts co-operative banks, savings banks and trust companies) in common or preferred stock or shares of mutual funds to the extent that such investments are permissible for national banks. Permissible national bank investments, as described in section 24(7) of the National Bank Act and 12 C.F.R. Part 1, include mutual funds which invest in securities and financial instruments eligible for direct investment by national banks. The underlying investment portfolio composition of the Liquidity Fund is comprised of assets (Federal agency obligations, certificates of deposit, commercial paper, short-term corporate bonds and notes, and Federal funds sold) that a national bank may purchase and sell for its own account under 12 C.F.R. Part 1. An FDIC-insured state bank may hold these investments directly or indirectly (i.e. pass-through mutual fund investment) that are permissible for national banks without being subject to limit restrictions for national banks. Therefore, Liquidity Fund balances may be excluded (on a pass-through basis with shares of beneficial interest) from an FDIC-insured state-chartered bank's (such as a Massachusetts savings bank or co-operative bank) computation of equity securities in measuring compliance with 12 C.F.R. 362 limits (usually 100% of Tier 1 capital).

      Federally chartered savings banks and savings and loan associations (with their principal place of business in Massachusetts) may invest in an open-end mutual fund, such as the Liquidity Fund, which invests in securities and financial instruments in which such institutions may invest directly (e.g., Federal agency obligations and high quality commercial paper and corporate debt). For purposes of determining compliance with quantitative investment limitations under the Home Owners Loan Act ("HOLA"), an investing bank's or association's proportionate share of a mutual fund's individual investments will, under 12 C.F.R., 560.32, be aggregated with such investments held directly by the bank or association. Apart from this requirement, a bank or association may invest, without prior notice to the Office of Thrift Supervision, an amount up to 15% of its total capital in any one mutual fund or up to 50% of total capital in all such pass-through investment vehicles. Investments in excess of the 15% and 50% limits may only be made when thirty days' advance notice has been provided to the Office of Thrift Supervision.

      Certain federally chartered savings banks which converted from a Massachusetts savings bank charter may, under certain grandfather provisions of HOLA, retain broader investment authority than that described in the preceding paragraph. For example, section 5(i) of HOLA grandfathers state authorized investment powers of certain Fed-eral savings banks in existence as of the date of enactment of Federal statutes (e.g., the Financial Institution Reform, Recovery and Enforcement Act of 1989) which may have otherwise limited such investments.

                                  DIVIDENDS

      The Fund distributes all of its net income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis.

      Investors wishing to change the method of receiving dividends must notify the Fund in writing at least one week before payment is to be made. Net income for dividend purposes consists of interest accrued and discount earned, less amortization of any premium and accrued expenses, plus or minus all realized short-term gains or losses, if any.

                               NET ASSET VALUE

      The Fund's net asset value per share is determined by dividing the value of all investment securities and all other assets, less liabilities, by the number of shares outstanding. The Fund's investment securities are valued based on their amortized cost, which does not take into account unrealized appreciation or depreciation. The Corporation's Board of Directors has established procedures reasonably designed to stabilize the net asset value per share at $1,000.00.

                             INVESTORS' ACCOUNTS

      The Fund maintains an account for each investor in full and fractional shares. All purchase and sale transactions are confirmed to the investor. Statements of account showing all transactions for the month, including dividends paid, are sent to participating banks on a monthly basis. In addition, statements of accounts showing all transactions for the calendar year, including dividends paid, are sent to participating banks on annual basis.

                             INVESTORS' PRIVACY

      Protecting the privacy and confidentiality of investor's account information is important to the Fund. We value your business and the trust you placed with us. The Fund does not share any non-public information concerning our investor banks with any other party; except as necessary, to process transactions or service accounts. In addition, we maintain physical and electronic control procedures to safeguard our business records relative to investor accounts.

                                    TAXES

      The Fund has qualified as a regulated investment company under the Internal Revenue Code and will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from interest, together with distributions of any short-term capital gains, are taxable as ordinary income, whether or not reinvested. Dividends of the Fund do not qualify for the dividends received exclusion for corporations.

      A statement setting forth the federal income tax status of all distributions made during each calendar year is sent to each shareholder promptly after the end of such year.

                             AUDITORS AND LEGAL

      Parent, McLaughlin and Nangle, Certified Public Accountants, Inc., are the auditors of the Fund. The law firm of Steptoe & Johnson has passed upon certain legal matters of the Fund in connection with the shares offered by this offering circular.

                                CAPITAL GAINS

      The Fund does not expect to experience long-term capital gains or losses due to the short-term nature of the portfolio, and therefore the Fund does not expect to pay capital gain dividends.

                  HOW THE SHARES OF THE FUND ARE PURCHASED-
                       TELEPHONE INVESTMENT PROCEDURE

      Shares of the Fund are offered for sale on days on which the custodian bank is open for business. The Fund and its custodian bank observe the following holidays during the calendar year: New Year's Day, Martin Luther King Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. There is no sales charge. The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

Bank Wire Transfers

      Call your correspondent bank and speak to your account officer. Tell him that you want to transfer funds to State Street Bank and Trust Company. Instruct him to wire transfer the money before 2:00 P.M., Eastern time, to:

            State Street Bank and Trust Company
            Boston, Massachusetts
            Routing number: 0110-0002-8
            For account of the Bank Investment Fund, Liquidity Fund Account number: 9006-884-2

Internal Money Transfers

      If your correspondent bank account is with the State Street Bank and Trust Company, contact your account officer and instruct him to transfer funds from your account to the account of the Bank Investment Fund, Liquidity Fund, Account number: 9006-884-2.

      AFTER INSTRUCTING YOUR BANK TO TRANSFER FUNDS, PLEASE CALL THE FUND AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANS

FER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. REMEMBER, IT IS IMPORTANT TO DO THIS BEFORE 2:00 P.M.

      The securities market, in which the Fund buys and sells securities, usually requires immediate settlement in Federal funds for all security transactions; therefore, payment for the purchase of Fund shares not received in the form of Federal funds will be recorded as share subscriptions, and not invested in Fund shares until such payments are converted into Federal funds. Payments received by bank wire can be converted immediately into Federal funds; any other form of payment will result in a delay. Orders received prior to 2:00 P.M., Eastern time, will be invested in shares of the Fund at the next determined net asset value.

                    HOW SHARES OF THE FUND ARE REDEEMED-
                       TELEPHONE REDEMPTION PROCEDURE

      An investor may withdraw all or any portion of his investment by redeeming shares on any day that the Fund is open for business at the next determined net asset value. The proceeds of redemptions will be wired directly to the investor's bank account within one business day. The Fund reserves the right to delay withdrawal requests up to 7 business days after any investment that has been made with uncollected funds.

      The right of redemption can be suspended and the payment of the redemption proceeds deferred during any period in which a) the New York Stock Exchange is closed or trading on such Exchange is restricted or b) the Securities and Exchange Commission deems an emergency to exist, or during any other period permitted by order of the Commission for the protection of investors.

Bank Wire Transfers

      Call the Fund by 2:00 P.M. (Call or Trade Date) to redeem shares the following day (Settlement Date). When the amount to be redeemed is at least $5,000.00, the Fund will automatically wire transfer the amount to your correspondent bank account at settlement.

Internal Money Transfers

      If your bank's account is with the State Street Bank and Trust Company, contact the Fund by 2:00 P.M. (Call or Trade Date) for redemption of shares the following day (Settlement Date). The Fund will transfer the amount from its account to your account at State Street Bank and Trust Company at settlement.

                            TRANSFER RESTRICTIONS

      Fund shares may not be transferred by banks holding such shares to any persons other than an eligible bank (except that the shares may be pledged to such other persons or they may be transferred to the Central
Bank). If the Fund shares are acquired by any other persons by operation of law or by foreclosure upon the pledge of such shares (or through transfer, in the case of the Central Bank), the Corporation must offer to repurchase the shares from such person at net asset value of the shares. If such offer is refused, no dividend may be paid by the Corporation or Fund on such shares, and the redemption price which the holder of such shares may obtain in any subsequent repurchase of those shares by the Corporation or Fund is limited to the net asset value of the shares on the date of the Corporation's offer.

      In the event of any transfer, it is extremely important to notify the Corporation immediately of any purchase, sale or transfer of Fund shares not made through the Corporation or its transfer agent. Immediate notification should be furnished to the Corporation by telephone, with written notification as a follow-up thereto. Prompt notification is essential to avoid any delay in redemption offer and loss of earnings. Please remember that a statutory restriction exists on the Corporation and it would be unable to pay a dividend to an ineligible holder after expiration of the 30-day repurchase period which is statutorily available following such transfer.

                                ORGANIZATION

      The Corporation was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth [Acts of 1984, Chapter 482 as amended] of Massachusetts under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Special Act indicates that the purpose of the Corporation is to hold, invest, reinvest and manage one or more mutual investment funds, which shall include all property of the Corporation, to be derived from voluntary subscription thereto by the Banks.

      The Liquidity Fund commenced operations on October 12, 1988.

      The Corporation is an open-end diversified management investment company authorized to invest its assets in certain real estate mortgages, and a variety of other investments, including direct obligations of the United States, obligations guaranteed by the United States, obligations guaranteed by the Federal National Mortgage Association, bonds and other evidences of indebtedness of corporations, shares of common or preferred stock registered on a national securities exchange or for which quotations are available through the National Quotation Bureau, Inc. or a comparable service, or through a national securities market established in conformance with Section 11A of the Securities Act of 1934, and other debt and equity securities. The Liquidity Fund will only invest in those securities described under "Investment Policy" and "Investment Restrictions" elsewhere herein.

      The business of the Corporation is conducted by a Board of Directors elected by the Corporation's Incorporators and the Directors have investment discretion relative to Corporation assets. The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks.

      The Corporation operates pursuant to an exemption from the sections of the Investment Company Act of 1940 which deal with a) voting rights of security holders and b) the manner of sale of redeemable securities.

      Only Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank are currently offered shares in the Fund. Such investors may purchase shares of beneficial interest, which do not entitle the shareholders thereof to voting rights of any nature, including investment policy matters.

                         DESCRIPTION OF FUND SHARES

      The Corporation has no capital stock. Beneficial ownership in each of the Corporation's funds is represented by shares of beneficial ownership in such fund, as recorded in book entry form. Each share of beneficial interest in each fund is equal in every respect to every other share of that fund. As the Directors of the Corporation establish distinct investment funds, shares will be issued in distinct classes and each share within each class will be equal in every respect to every other share of that class.

      The shares of beneficial ownership are no par, non-voting, with a stated value of $1,000, issued in book entry form only. Investment and redemption of shares is effected at the net asset value as described elsewhere herein. Shares are recorded in whole and/or fractional shares, as applicable. Physical certificates are not issued. Monthly statements are furnished to reflect share balance and activity.

      With regard to the absence of voting rights, management believes that eligible investors are adequately protected because of a) regulation by the Commissioner of Banks, b) the redeemable nature of the shares, c) representation of co-operative bank investors in the election of Directors of the Central Bank, who as Incorporators elect the Corporation's Directors, and d) representation of savings bank investors by an advisor at such corporate meetings of the Incorporators.

                         SUPERVISION AND REGULATION

      As provided by Massachusetts statute [Chapter 482, Acts of 1984 as amended] the Corporation is subject to the supervision of the Commissioner of Banks of the Commonwealth of Massachusetts. Periodic reporting to the Commissioner of Banks is also required by the same statute. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, and is subject to reporting requirements thereunder.

                             INVESTMENT ADVISOR

      The Corporation presently does not employ the services of any investment advisory or management services company. Investment decisions for the Fund are made by authorized officers of the Corporation, subject to approval or ratification by its Board of Directors. The Corporation reserves the right at any time in the future to appoint an investment advisor at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such advisory or management services would improve Fund performance.

                               TRANSFER AGENT

      The Corporation maintains the records for the investment, redemption, and/or transfer of Fund shares. The Corporation reserves its right at any time in the future to appoint a separate transfer agent at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such transfer service is necessary. The limited number of shareholders and nature of Fund operation does not, at this time, justify the use of a separate agent and would only be an extra or unnecessary expense.

                     OPERATING AND DISTRIBUTION EXPENSES

      Normal expenses which may be borne by the Fund include, but are not limited to: Director fees, salaries and wages, payroll taxes, employee benefits, taxes, corporate fees, occupancy, furniture and equipment, data processing, legal, auditing and accounting, telephone and postage, custodial and other bank fees, preparation, printing and distribution of reports, insurance, membership fees, organization, and other miscellaneous expenses.

      The Corporation has adopted a plan of distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") providing that the Fund will pay certain expenses incurred by the Corporation which may be considered to be primarily intended to result in the sale of shares in the Fund. The expenses which may be incurred pursuant to the Plan include, without limitation, those for the preparation, printing and distribution of written materials for other than existing investors, preparation and distribution of advertising material and sales literature, direct payments to sales personnel, and other similar activities. The maximum expenditures which may be made pursuant to the Plan in any year is .12 of 1% of the average daily net asset value of the Corporation for such year. The Board of Directors of the Corporation has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      Expenditures of $109,646 (.02% of average net assets) pursuant to the 12b-1 plan were incurred in and for the year ended December 31, 2001: $850 for advertising in trade journals and similar publications; $5,218 for printing and mailing of offering circulars; $48,745 for sales related compensation, payroll taxes and benefits; $32,140 for sponsorship of annual subscriptions and other promotional materials; and $22,693 for other plan expenses. Expenditures of $46,431, (.01% of average net assets-annualized) pursuant to the 12b-1 plan were incurred in and for the six months ended June 30, 2002: $102 for advertising in trade journals and similar publications; $2,499 for printing and mailing of offering circulars; $22,840 for sales related compensation, payroll taxes and benefits; $6,071 for sponsorship of annual subscriptions and other promotional materials; and $14,919 for other plan expenses.

      Because more than one fund will be operated by the Corporation, operating expenses and expenses incurred pursuant to the Plan related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in accordance with the annual budget as determined by the Board of Directors of the Corporation to be fair and equitable or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

      The Fund paid the Bank Investment Fund-Fund One $234,600 and $113,600 for the year ended December 31, 2001 and the six months ended June 30, 2002, respectively; as a net reimbursement for the proportionate share of expense items used in common by both funds. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 2001 and the six months ended June 30, 2002 were ..14% and .16%, of average net assets, respectively.

                             EXCHANGE PRIVILEGE

      Shares of the Fund may be exchanged for shares of another fund of the Corporation on the basis of the respective net asset value of the shares involved.

                                  CUSTODIAN

      The Corporation is required by statute to at all times employ a national banking association located in the Commonwealth of Massachusetts, or a Massachusetts state-chartered bank authorized to exercise trust powers, as the Corporation's or Fund's custodian, to hold the securities owned by the Corporation and any monies delivered by the Corporation's or Fund's shareholders or due to the Corporation or Fund. Purchase and sale transactions are effected through or by the custodian bank upon the instructions of the Corporation.

      The State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's cash and investments, other than cash and Federal funds sold. Investments held under custody include certificates of deposit. The Fund also maintains cash and Federal fund balances with a number of qualified national banks or Massachusetts state chartered banks. The banks utilized have been determined by the officers and directors of the Fund to have been qualified to be custodian banks themselves. State Street Bank and Trust Company, the Fund's custodian, and other qualified banks, as discussed above, may be used by the Fund for the placement of short-term, usually overnight, funds in Federal funds sold.

                           MANAGEMENT OF THE FUND

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      William F. Casey, Jr., President, succeeded James L. Burns, Jr., former President, as the Fund's primary investment officer on April 1, 2000. Mr. Casey has held the position of Executive Vice President of the Bank Investment Fund since its inception in 1985. Mr. Casey is also President of the Co-operative Central Bank and served as Financial Vice President from 1980 to 1986 and Executive Vice President and Treasurer of the Co-operative Central Bank from 1986 to 2000. Mr. Casey is a Certified Public Accountant and had been employed in several executive positions in both public accounting and banking prior to 1980.

      The Fund is governed by a Board of Directors that meets quarterly to review the Fund's investments, performance, expenses, and other business affairs. The Board elects the Fund's officers. All Board members are independent directors.

      The directors and officers of the Corporation are not eligible to hold the equity securities of the Corporation; the Corporation's charter limits its eligible shareholders to certain Massachusett's banks and certain other institutions. The directors are also directors and/or officers of co-operative banks which own beneficial interests in shares of the Funds.

      Directors and Officers of the Corporation, together with information as to their principal business occupations during the past five years, are shown below:


                                                                                             Number of
                                                                                             Portfolios        Other
                                                   Term of                                    in Fund      Directorships
                                                  Office and                                  Complex       of Public
      Name, Age            Position(s) Held       Length of      Principal Occupation(s)    Overseen by     Companies
     and Address              With Fund          Time Served       During past 5 Years       Directors         Held
     -----------           ----------------      -----------     -----------------------    -----------    -------------

William F. Casey, Jr.      President (since      Yearly          President and Treasurer         2             None
(57)                       April 1, 2000;        since 1985      of The Co-operative
75 Park Plaza,             Executive Vice                        Central Bank,
Boston, MA                 President prior                       Boston, Massachusetts
02116-3934                 thereto)                              (since April 1, 2000)
                                                                 Executive Vice President
                                                                 and Treasurer of The
                                                                 Co-operative Central
                                                                 Bank prior thereto

Susan L. Ellis             Vice President        Yearly          Vice President of The           2             None
(53)                       and Treasurer         since 1985      Co-operative Central
75 Park Plaza,                                                   Bank,
Boston, MA                                                       Boston, Massachusetts
02116-3934

Jeremiah J. Foley          Executive Vice        Yearly          Executive Vice President        2             None
(61)                       President and         since 1985      of The Co-operative
75 Park Plaza,             Clerk of the                          Central Bank (since
Boston, MA                 Corporation (since                    April 1, 2000)
02116-3934                 April 1, 2000; and                    Vice President of The
                           Vice President and                    Co-operative Central
                           Clerk prior thereto)                  Bank, prior thereto

Robert E. Haley            Vice President        Yearly          Vice President of the           2             None
(50)                                             since 1990      Registrant
75 Park Plaza,
Boston, MA
02116-3934

Annemarie Lee              Vice President        Yearly          Assistant Vice President        2             None
(43)                       (since December       since 1985      with The Co-operative
75 Park Plaza,             1993 and Assistant                    Central Bank,
Boston, MA                 Vice President                        Boston, Massachusetts
02116-3934                 prior thereto)





                                                                                             Number of
                                                                                             Portfolios        Other
                                                   Term of                                    in Fund      Directorships
                                                  Office and                                  Complex       of Public
      Name, Age            Position(s) Held       Length of      Principal Occupation(s)    Overseen by     Companies
     and Address              With Fund          Time Served       During past 5 Years       Directors         Held
     -----------           ----------------      -----------     -----------------------    -----------    -------------

Lawrence D. Beane          Director              Term ends       President, of The               2             None
(59)                                             2004, since     Greenfield Co-operative
80 Harlo Clark Road,                             2002            Bank,
Huntington, MA                                                   Greenfield, Massachusetts
01050

James F. Culhane           Director and          Term ends       President of the                2             None
(71)                       Chairman of the       2003, since     North Cambridge
75 Charles Diersch St.,    Board                 2000            Co-operative Bank,
E. Weymouth, MA                                                  Cambridge, Massachusetts
02189

Alfonso De Vito            Director*             Term ends       President of the                2             None
(65)                                             2003, since     Newton South
26 Rustic Street,                                1999            Co-operative Bank,
Newton, MA                                                       Newton, Massachusetts
02458

Edward T. Mulvey           Director*             Term ends       Chairman of the Board           2             None
(66)                                             2002, since     of the Pilgrim
50 Pond Street,                                  1999            Co-operative Bank,
Cohasset, MA                                                     Cohasset, Massachusetts
02025

Harold S. Otto             Director              Term ends       President of the Methuen        2             None
(51)                                             2005, since     Co-operative Bank,
44 Laconia Circle,                               2002            Methuen, Massachusetts
North Andover, MA
01845

John H. Pearson, Jr.       Director and          Term ends       President of the Butler         2             None
(52)                       Clerk of the          2004, since     Bank, a Co-operative
62 Fairmount Street,       Board                 1998            Bank,
Lowell, MA                                                       Lowell, Massachusetts
01852





                                                                                             Number of
                                                                                             Portfolios        Other
                                                   Term of                                    in Fund      Directorships
                                                  Office and                                  Complex       of Public
      Name, Age            Position(s) Held       Length of      Principal Occupation(s)    Overseen by     Companies
     and Address              With Fund          Time Served       During past 5 Years       Directors         Held
     -----------           ----------------      -----------     -----------------------    -----------    -------------

Barry H. Whittaker         Director              Term ends       President of the                2             None
(49)                                             2003, since     Holbrook Co-operative
62 Bolas Road,                                   2000            Bank,
Duxbury, MA                                                      Holbrook, Massachusetts
02332

*     Members of the Audit Committee

                            FINANCIAL HIGHLIGHTS
               (For a share outstanding throughout each year)

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 10 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Parent, McLaughlin & Nangle, whose report, along with the Fund's financial statements, are included in (the SAI or annual report), which is available upon request.


                                                                           Year Ended December 31,
                                              Six Months Ended     ----------------------------------------
                                               June 30, 2002          2001           2000           1999
                                              ----------------        ----           ----           ----
                                                (unaudited)        (audited)*     (audited)*     (audited)*

Net asset value, beginning of period            $1,000.00          $1,000.00      $1,000.00      $1,000.00
                                                ---------          ---------      ---------      ---------

Income from investment operations:
  Net investment income                             10.07              40.90          61.35          48.87
                                                 ---------          ---------      ---------      ---------
      Total from investment operations              10.07              40.90          61.35          48.87
                                                ---------          ---------      ---------      ---------

Less distributions:
  Dividends from net investment income             (10.07)            (40.90)        (61.35)        (48.87)
                                                ---------          ---------      ---------      ---------
      Total distributions                          (10.07)            (40.90)        (61.35)        (48.87)
                                                ---------          ---------      ---------      ---------
  Net asset value, end of period                $1,000.00          $1,000.00      $1,000.00      $1,000.00
                                                =========          =========      =========      =========
      Total return                                  2.03%**            4.17%          6.31%          5.00%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)          $ 622,763          $ 667,421      $ 184,592      $ 175,656
  Ratio of expenses to average net assets           0.16%              0.14%          0.17%          0.15%
  Ratio of net investment income to
   average net assets                               2.01%              3.72%          6.14%          4.84%

*     Financial Statements for the ten years in the ten year period ended

      December 31, 2001 were audited by Parent, McLaughlin & Nangle, the Fund's independent auditors.
**    Annualized.

                     See notes to financial statements.


                                                                          Year Ended December 31,
                                          ----------------------------------------------------------------------------------------
                                             1998         1997         1996         1995         1994         1993         1992
                                             ----         ----         ----         ----         ----         ----         ----
                                          (audited)*   (audited)*   (audited)*   (audited)*   (audited)*   (audited)*   (audited)*

Net asset value, beginning of period      $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
                                          ---------    ---------    ---------    ---------    ---------    ---------    ----------

Income from investment operations:
  Net investment income                       53.07        53.83        52.53        57.12        38.00        31.18        39.95
                                          ---------    ---------    ---------    ---------    ---------    ---------    ----------
      Total from investment operations        53.07        53.83        52.53        57.12        38.00        31.18        39.95
                                          ---------    ---------    ---------    ---------    ---------    ---------    ----------

Less distributions:
  Dividends from net investment income       (53.07)      (53.83)      (52.53)      (57.12)      (38.00)      (31.18)      (39.95)
                                          ---------    ---------    ---------    ---------    ---------    ---------    ----------
      Total distributions                    (53.07)      (53.83)      (52.53)      (57.12)      (38.00)      (31.18)      (39.95)
                                          ---------    ---------    ---------    ---------    ---------    ---------    ----------
  Net asset value, end of period          $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
                                          =========    =========    =========    =========    =========    =========    =========
      Total return                            5.44%        5.52%        5.38%        5.86%        3.87%        3.15%        4.07%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)    $ 286,629    $ 235,204    $ 210,208    $ 245,151    $  91,623    $ 266,821    $ 364,171
  Ratio of expenses to average net assets     0.15%        0.16%        0.15%        0.13%        0.30%        0.28%        0.20%
  Ratio of net investment income to
   average net assets                         5.30%        5.22%        5.26%        5.75%        3.63%        3.12%        3.99%

                     See notes to financial statements.

PMN Logo

                        INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
 BANK INVESTMENT FUND-LIQUIDITY FUND
 BOSTON, MASSACHUSETTS

      We have audited the accompanying statement of assets and liabilities of Bank Investment Fund-Liquidity Fund, including the schedule of portfolio investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bank Investment Fund-Liquidity Fund as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                       /s/ Parent, McLaughlin & Nangle

                                       Certified Public Accountants

Member of the SEC Practice Section, American Institute of Certified Public Accountants

January 29, 2002

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                     STATEMENT OF ASSETS AND LIABILITIES


                                                                    June 30, 2002     December 31, 2001
                                                                    -------------     -----------------
                                                                     (unaudited)          (audited)

ASSETS:
  INVESTMENTS, at cost which approximates value                     $277,623,489         $369,803,350

  REPURCHASE AGREEMENTS                                              357,510,000          304,340,000

  INTEREST RECEIVABLE                                                  2,891,503            3,766,172

  CASH                                                                   563,384              316,037
                                                                    ------------         ------------
      TOTAL ASSETS                                                   638,588,376          678,225,559
                                                                    ------------         ------------

LIABILITIES:
  PAYABLE FOR INVESTMENTS PURCHASED                                   15,000,000           10,000,000

  DIVIDENDS PAYABLE                                                      400,939              670,871

  ACCRUED EXPENSES                                                       424,711              133,639
                                                                    ------------         ------------

      TOTAL LIABILITIES                                               15,825,650           10,804,510
                                                                    ------------         ------------

NET ASSETS: (Equivalent to $1,000 per share for each period
 based on 622,762.7260 and 667,421.0490 shares of beneficial
 interest outstanding)                                              $622,762,726         $667,421,049
                                                                    ============         ============

REPRESENTED BY:
  Paid-in Capital                                                   $622,762,726         $667,421,049
                                                                    ============         ============

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                           STATEMENT OF OPERATIONS


                                                            Six Months Ended       Year Ended
                                                             June 30, 2002      December 31, 2001
                                                            ----------------    -----------------
                                                               (unaudited)          (audited)

INVESTMENT INCOME:                                             $7,199,925          $20,118,078

EXPENSES:
  Compensation, payroll taxes and benefits-officers            $  169,543          $   180,234
  Compensation, payroll taxes and benefits-other                   87,340              130,514
  Other bank fees                                                  50,296               33,665
  Occupancy                                                        46,680               89,574
  Distribution expenses                                            46,431              109,646
  Professional fees                                                44,347               32,512
  Other expenses                                                   24,813               41,836
  Equipment and data processing                                    13,979               30,149
  Insurance expense                                                13,661                4,426
  Meetings and travel                                              13,249               18,747
  Postage and telephone                                             8,024               15,934
  Directors' fees                                                   4,600                8,700
  Shareholder reports                                               2,499                5,217
  Stationary and supplies                                           2,013                7,521
                                                               ----------          -----------
      TOTAL EXPENSES                                              527,475              708,675
                                                               ----------          -----------
      INVESTMENT INCOME-NET                                     6,672,450           19,409,403
                                                               ----------          -----------

      NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS                                              $6,672,450          $19,409,403
                                                               ==========          ===========

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                     STATEMENT OF CHANGES IN NET ASSETS


                                                 Six Months        Year Ended         Year Ended
                                                   Ended          December 31,       December 31,
                                               June 30, 2002          2001               2000
                                               -------------      ------------       ------------
                                                (unaudited)        (audited)          (audited)

INCREASE IN NET ASSETS FROM
 OPERATIONS:
  Investment income-net                        $  6,672,450       $ 19,409,403       $ 10,749,969

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net                          (6,672,450)       (19,409,403)       (10,749,969)

TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST-NET INCREASE (DECREASE)               (44,658,323)       482,829,099          8,936,349
                                               ------------       ------------       ------------

      TOTAL INCREASE (DECREASE)
       IN NET ASSETS                            (44,658,323)       482,829,099          8,936,349

NET ASSETS:
  Beginning of period                           667,421,049        184,591,950        175,655,601
                                               ------------       ------------       ------------

  End of period                                $622,762,726       $667,421,049       $184,591,950
                                               ============       ============       ============

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                          PORTFOLIO OF INVESTMENTS
                                June 30, 2002
                                 (unaudited)

Obligations of Federal Agencies-17.0%


                                       Par          Coupon         Maturity Date             Cost
                                       ---          ------         -------------             ----

Federal Farm Credit Bank          $ 10,000,000      2.00%            11/01/02            $ 10,000,000
                                     5,000,000      2.53             04/02/03**             5,000,000
                                    10,000,000      2.63             07/03/03**            10,000,000(1)
                                  ------------                                           ------------
                                  $ 25,000,000                 (Value $ 25,017,969)      $ 25,000,000
                                  ------------                                           ------------

Federal Home Loan Bank            $  5,000,000      3.75%            07/17/02            $  5,000,000
                                     5,000,000      2.25             12/13/02               5,000,000
                                    10,000,000      2.27             01/30/03**            10,000,000
                                     3,000,000      2.315            03/04/03**             3,000,000
                                     5,000,000      2.845            04/03/03**             5,000,000
                                     2,500,000      2.53             04/04/03               2,500,000
                                     2,000,000      2.92             04/10/03**             2,000,000
                                     4,500,000      2.65             05/15/03**             4,500,000
                                     5,000,000      2.64             06/05/03**             5,000,000
                                     3,000,000      2.555            06/10/03**             2,999,114
                                     5,000,000      2.72             06/13/03**             5,000,000
                                     5,000,000      2.675            06/20/03**             5,000,000
                                     5,000,000      2.60             07/10/03**             5,000,000(1)
                                  ------------                                           ------------
                                  $ 60,000,000                 (Value $ 60,088,868)      $ 59,999,114
                                  ------------                                           ------------

Federal Home Loan Mortgage
 Corporation                      $ 10,000,000      2.45%            01/16/03            $ 10,000,000
                                    10,000,000      2.375            01/24/03**            10,000,000
                                  ------------                                           ------------
                                  $ 20,000,000                 (Value $ 20,027,391)      $ 20,000,000
                                  ------------                                           ------------

-------------------
**    May be subject to call by issuer prior to maturity date.
(1)   When issued securities.

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                                June 30, 2002
                                 (unaudited)

Certificates of Deposit-5.2%


                                       Par          Coupon         Maturity Date             Cost
                                       ---          ------         -------------             ----

Bank of Fall River,
 a Cooperative Bank               $    500,000      3.00%            07/15/02            $    500,000
Fidelity Cooperative Bank              500,000      2.60             07/24/02                 500,000
First Trade Union Bank                  90,000      3.01             11/08/02                  90,000
Foxborough Savings Bank                250,000      3.00             07/15/02                 250,000
Lowell Cooperative Bank                200,000      2.80             08/01/02                 200,000
Mechanics Cooperative Bank             500,000      3.25             11/26/02                 500,000
Mt. Washington Cooperative Bank        450,000      3.25             07/08/02                 450,000
Mt. Washington Cooperative Bank        600,000      3.25             07/11/02                 600,000
Mt. Washington Cooperative Bank        300,000      3.00             08/26/02                 300,000
NCB Savings Bank, FSB                5,000,000      2.20             07/12/02               5,000,000
NCB Savings Bank, FSB                4,000,000      2.30             08/15/02               4,000,000
NCB Savings Bank, FSB                5,000,000      2.60             09/11/02               5,000,000
NCB Savings Bank, FSB                  100,000      2.75             10/01/02                 100,000
NCB Savings Bank, FSB                5,000,000      2.55             10/10/02               5,000,000
NCB Savings Bank, FSB                5,000,000      2.50             11/15/02               5,000,000
NCB Savings Bank, FSB                5,000,000      2.50             12/11/02               5,000,000
                                  ------------                                           ------------
                                  $ 32,490,000                 (Value $  32,490,000)     $ 32,490,000
                                  ------------                                           ------------

Commercial Paper-3.2%

Exxon Asset Management Co.        $  5,000,000      1.71%*           07/03/02            $  4,999,287
General Electric Capital Corp.       5,000,000      2.05*            08/22/02               4,984,910
Johnson & Johnson                    7,000,000      1.73*            08/08/02               6,986,881
Receivables Capital Corp.            3,211,000      1.80*            08/19/02               3,202,972
                                  ------------                                           ------------
                                  $ 20,211,000                 (Value $ 20,173,930)      $ 20,174,050
                                  ------------                                           ------------

-------------------
*     Annualized yield on date of purchase.

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                                June 30, 2002
                                 (unaudited)

Short-Term Corporate Bonds and Notes-12.6%


                                       Par          Coupon         Maturity Date             Cost
                                       ---          ------         -------------             ----

AIG Funding, Inc.                 $  2,000,000      6.93%            10/28/02            $  2,031,359
American General                     1,000,000      6.625            07/10/02               1,000,740
American General                     4,000,000      7.45             07/10/02               4,000,410
American General                     1,900,000      6.17             05/21/03               1,961,374
Associates Corp. of N.A.            13,325,000      6.50             07/15/02              13,340,147
Associates Corp. of N.A.             2,700,000      6.375            07/15/02               2,703,072
Associates Corp. of N.A.             2,150,000      6.50             08/15/02               2,157,601
Associates Corp. of N.A.             4,000,000      6.50             10/15/02               4,042,889
Beneficial Corp.                       225,000      7.65             11/04/02                 229,235
Beneficial Corp.                     2,000,000      6.03             01/14/03               2,040,223
Ford Motor Corp.                     2,025,000      6.55             09/10/02               2,035,568
General Electric Corp.                 412,000      7.00             02/03/03                 423,030
GMAC Corp.                           2,000,000      6.30             07/08/02               2,001,015
Household Finance Corp.              9,080,000      6.125            07/15/02               9,090,796
IBM Credit Corp.                     2,000,000      6.39             07/30/02               2,003,924
Merrill Lynch & Co., Inc.            3,700,000      7.36             07/24/02               3,708,780
Merrill Lynch & Co., Inc.            1,000,000      7.25             07/26/02               1,003,687
Merrill Lynch & Co., Inc.            2,995,000      6.64             09/19/02               3,024,701
Morgan Stanley Dean Witter & Co.     4,500,000      6.375            08/01/02               4,510,814
Morgan Stanley Dean Witter & Co.     4,000,000      6.125            01/15/03               4,102,515
Morgan Stanley Dean Witter & Co.     1,000,000      6.75             03/04/03               1,028,519
WalMart Co.                          6,000,000      6.875            08/01/02               6,016,316
WalMart Co.                          3,000,000      4.625            04/15/03               3,054,562
Wells Fargo Co.                      3,000,000      6.25             11/01/02               3,041,067
                                  ------------                                           ------------
                                  $ 78,012,000                 (Value $ 78,562,423)      $ 78,552,344
                                  ------------                                           ------------

Federal Funds Sold-6.3%

Citizens Bank N.A.                $  5,327,011      1.625%           07/01/02            $  5,327,011
Fleet Bank N.A.                      4,080,970      1.625            07/01/02               4,080,970
Peoples Bank                        30,000,000      1.83             07/01/02              30,000,000
                                  ------------                                           ------------
                                  $ 39,407,981                 (Value $ 39,407,981)      $ 39,407,981
                                  ------------                                           ------------

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                                June 30, 2002
                                 (unaudited)

Federal Funds Sold-Term-0.3%


                                       Par          Coupon         Maturity Date             Cost
                                       ---          ------         -------------             ----

BayState Federal Savings Bank     $  2,000,000      1.85%            08/08/02            $  2,000,000
                                  ------------                                           ------------
                                                               (Value $  2,000,000)

                                                               (Value $277,768,562)      $277,623,489
                                                                                         ------------

Repurchase Agreement-52.6%

$327,510,000      Repurchase Agreement dated June 28, 2002 with Morgan
                  Stanley Dean Witter, Inc. due July 1, 2002 with a
                  maturity value of $327,559,945 for an effective yield
                  of 1.83%.

Term Repurchase Agreement-4.8%

$ 30,000,000      Term Repurchase Agreement dated April 9, 2002 with Morgan
                  Stanley Dean Witter, Inc. due September 30, 2002 with a
                  maturity value of $30,275,500 for an effective yield
                  of 1.90%.

                  Agreements are covered by various U.S. Treasuries ranging from:
                    Par Value        $26,651,000-$106,980,000-Totaling $353,109,000
                    Market Value     $27,391,616-$106,206,214-Totaling $364,660,815
                    Rate Range       3.25%-6.75%
                    Maturity Range   07/05/02-08/15/29

                                                               (Value $357,510,000)      $357,510,000
                                                                                         ------------

Total Investments-102.0%                                       (Value $635,278,562)      $635,133,489
                                                                                         ------------

Other assets in excess of liabilities-(2.0)%                                              (12,370,763)
                                                                                         ------------
Net assets-100%                                                                          $622,762,726
                                                                                         ============

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                          PORTFOLIO OF INVESTMENTS
                              December 31, 2001

Obligations of Federal Agencies-16.1%


                                       Par          Coupon         Maturity Date             Cost
                                       ---          ------         -------------             ----

Federal Home Loan Bank            $  5,000,000      2.27%*           01/11/02            $  4,996,532
                                     5,000,000      3.75             07/17/02               5,000,000
                                     3,000,000      3.70**           08/28/02               3,000,000
                                     5,000,000      3.445**          10/02/02               5,000,000
                                     5,000,000      3.46**           10/03/02               5,000,000
                                     6,000,000      3.625**          10/07/02               6,000,000
                                     9,000,000      2.82**           10/09/02               9,000,000
                                    11,000,000      3.00**           10/11/02              11,000,000
                                     5,000,000      3.50**           11/04/02               5,000,000
                                     5,000,000      2.25             12/13/02               5,000,000
                                     5,000,000      2.30**           12/27/02               5,000,000
                                  ------------                                           ------------
                                  $ 64,000,000                 (Value $ 64,240,276)      $ 63,996,532
                                  ------------                                           ------------

Federal Home Loan Mortgage
 Corporation                      $  2,500,000      5.50%            05/15/02            $  2,517,417
                                     3,000,000      3.81**           07/03/02               3,000,000
                                     3,000,000      3.65**           09/27/02               3,000,000
                                     5,000,000      2.375**          12/27/02               5,000,000
                                  ------------                                           ------------
                                  $ 13,500,000                 (Value $13,545,965)       $ 13,517,417
                                  ------------                                           ------------

Federal National Mortgage
 Association                      $  5,000,000      2.28%*           01/10/02            $  4,996,834
                                     5,000,000      2.16*            01/24/02               4,992,800
                                     5,000,000      3.32*            01/30/02               4,985,705
                                     5,000,000      2.35**           12/27/02               5,000,000
                                  ------------                                           ------------
                                  $ 20,000,000                 (Value $19,988,439)       $ 19,975,339
                                  ------------                                           ------------

Student Loan Marketing
 Association                      $ 10,000,000      2.52**           01/24/03            $ 10,000,000(1)
                                  ------------                                           ------------
                                                               (Value $10,000,000)
Total Federal Agencies                                                                   $107,489,288
                                                                                         ============

-------------------
*     Annualized yield on date of purchase.
**    May be subject to call by issuer prior to maturity date.
(1)   When issued securities.

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                              December 31, 2001

Certificates of Deposit-2.0%


                                       Par          Coupon         Maturity Date             Cost
                                       ---          ------         -------------             ----

Bank of Fall River,
 a Cooperative Bank               $    500,000      3.00%            01/14/02            $    500,000
Fidelity Cooperative Bank              500,000      4.25             01/23/02                 500,000
First Trade Union Bank                  90,000      3.01             11/08/02                  90,000
Foxborough Savings Bank                250,000      4.25             01/14/02                 250,000
Lowell Cooperative Bank                200,000      4.00             01/31/02                 200,000
Mechanics Cooperative Bank             500,000      3.25             06/26/02                 500,000
Mt. Washington Cooperative Bank        450,000      4.50             01/07/02                 450,000
Mt. Washington Cooperative Bank        600,000      3.00             01/10/02                 600,000
Mt. Washington Cooperative Bank        300,000      4.00             02/25/02                 300,000
NCB Savings Bank, FSB                5,000,000      2.35             03/14/02               5,000,000
NCB Savings Bank, FSB                  100,000      3.20             04/01/02                 100,000
NCB Savings Bank, FSB                5,000,000      2.55             06/14/02               5,000,000
                                  ------------                                           ------------
                                  $ 13,490,000                 (Value $ 13,490,000)      $ 13,490,000
                                  ------------                                           ------------

Commercial Paper-8.6%

Coca Cola & Co.                   $  6,000,000      1.98%*           01/07/02            $  5,997,690
Coca Cola & Co.                      5,000,000      1.98*            01/17/02               4,995,325
Coca Cola & Co.                      5,000,000      1.98*            01/22/02               4,993,950
Coca Cola & Co.                      5,000,000      1.80*            02/19/02               4,987,500
GE Capital Corp.                     5,000,000      2.02*            01/03/02               4,999,159
Proctor & Gamble Co.                 5,000,000      1.92*            01/07/02               4,998,133
Proctor & Gamble Co.                 7,000,000      1.95*            03/14/02               6,972,321
Receivables Capital Corp.            5,000,000      1.98*            01/08/02               4,997,800
Receivables Capital Corp.            5,000,000      1.98*            01/09/02               4,997,525
Receivables Capital Corp.            4,500,000      2.05*            01/10/02               4,399,493
Receivables Capital Corp.            5,000,000      2.08*            01/17/02               4,995,089
                                  ------------                                           ------------
                                  $ 57,500,000                 (Value $ 57,338,760)      $ 57,333,985
                                  ------------                                           ------------

-------------------
*     Annualized yield on date of purchase.

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                              December 31, 2001

Short-Term Corporate Bonds and Notes-23.1%


                                       Par          Coupon         Maturity Date             Cost
                                       ---          ------         -------------             ----

AIG Funding, Inc.                 $  2,000,000      5.45%            01/04/02            $  1,999,953
American General Corp.               1,855,000      5.70             04/26/02               1,866,398
American General Corp.               4,000,000      7.45             07/01/02               4,074,824
American General Corp.               1,000,000      6.625            07/10/02               1,014,152
Associates Corp. of N.A.             1,500,000      8.22             02/01/02               1,507,947
Associates Corp. of N.A.             1,500,000      5.50             02/15/02               1,502,835
Associates Corp. of N.A.             3,650,000      7.50             04/15/02               3,686,146
Associates Corp. of N.A.            13,325,000      6.50             07/15/02              13,522,914
Associates Corp. of N.A.             2,700,000      6.375            07/15/02               2,740,145
Associates Corp. of N.A.             2,150,000      6.50             08/15/02               2,187,511
Associates Corp. of N.A.             4,000,000      6.50             10/15/02               4,115,439
Chase Manhattan Bank                   750,000      7.22             02/15/02                 753,265
Chase Manhattan Bank                 6,300,000      8.625            05/01/02               6,395,626
Chase Manhattan Bank                   850,000      8.125            06/15/02                 865,571
Citigroup Inc.                       7,345,000      7.45             06/06/02               7,459,751
Ford Motor Credit Corp.              6,200,000      8.20             02/15/02               6,226,129
Ford Motor Credit Corp.              9,250,000      6.50             02/28/02               9,276,077
Ford Motor Credit Corp.              2,025,000      6.55             09/10/02               2,062,137
GMAC Corp.                           2,500,000      6.00             02/01/02               2,501,619
GMAC Corp.                           4,800,000      6.75             02/07/02               4,808,419
GMAC Corp.                           5,000,000      5.91             03/11/02               5,009,934
GMAC Corp.                           1,185,000      7.75             03/25/02               1,192,105
GMAC Corp.                           6,000,000      7.40             06/07/02               6,082,315
GMAC Corp.                           2,000,000      6.30             07/08/02               2,023,978
Household Finance Corp.              2,000,000      6.55             02/14/02               2,002,682
Household Finance Corp.              1,300,000      6.43             04/10/02               1,307,285
Household Finance Corp.              9,080,000      6.125            07/15/02               9,221,077
IBM Corp.                            2,500,000      7.00             01/28/02               2,503,616
IBM Corp.                            2,000,000      6.39             07/30/02               2,027,598
Merrill Lynch & Co.                    800,000      8.00             02/01/02                 804,090
Merrill Lynch & Co.                    250,000      5.73             02/26/02                 250,734
Merrill Lynch & Co.                  7,500,000      7.52             05/03/02               7,592,796
Merrill Lynch & Co.                  3,700,000      7.36             07/24/02               3,774,998

                     See notes to financial statements.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                              December 31, 2001

Short-Term Corporate Bonds and Notes-23.1% (continued)


                                       Par          Coupon         Maturity Date             Cost
                                       ---          ------         -------------             ----

Merrill Lynch & Co.               $  1,000,000      7.25%            07/26/02            $  1,029,355
Merrill Lynch & Co.                  2,995,000      6.64             09/19/02               3,091,068
Morgan Stanley Dean Witter & Co.     4,950,000      5.625            04/12/02               5,000,888
Morgan Stanley Dean Witter & Co.     3,000,000      8.10             06/24/02               3,078,087
Morgan Stanley Dean Witter & Co.     4,500,000      6.375            08/01/02               4,571,972
Paccar Financial Corp.               5,000,000      6.27             05/15/02               5,046,234
Wal-Mart, Inc.                       2,000,000      6.75             05/15/02               2,023,632
Wal-Mart, Inc.                       6,000,000      6.875            08/01/02               6,108,593
Wells Fargo & Co.                    1,500,000      8.75             05/01/02               1,532,941
                                  ------------                                           ------------
                                  $151,960,000                 (Value $154,277,760)      $153,842,836
                                  ------------                                           ------------

Federal Funds Sold-5.3%

Citizens Bank                     $  2,340,595      1.563%           01/02/02            $  2,340,595
Fleet Bank, N.A.                     3,306,646      1.375            01/02/02               3,306,646
Peoples Bank, N.A.                  30,000,000      1.60             01/02/02              30,000,000
                                  ------------                                           ------------
                                  $ 35,647,241                 (Value $ 35,647,241)      $ 35,647,241
                                  ------------                                           ------------

Federal Funds Sold-Term-0.3%

BayState Federal Savings Bank     $  2,000,000      2.00%            02/12/02            $  2,000,000
                                  ------------                                           ------------
                                                               (Value $  2,000,000)

                                                               (Value $370,528,441)      $369,803,350
                                                                                         ------------

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                              December 31, 2001

Repurchase Agreement-45.6%


$304,340,000      Repurchase Agreement dated December 31, 2001 with Morgan
                  Stanley Dean Witter, Inc. due January 2, 2002 with respect to various U.S. Governments and Federal Agencies ranging from:
                    Par Value           $1,000-$62,055,000-Totaling $372,785,415
                    Rate Range          4.50%-8.50%
                    Maturity Range      01/17/2002-10/01/2031
                  Maturity value of $304,366,038 for an effective yield of 1.54%.

                                                               (Value $304,340,000)      $304,340,000
                                                                                         ------------

Total Investments-101.0%                                       (Value $674,868,441)      $674,143,350
                                                                                         ------------

Liabilities in excess of other assets-(1.0)%                                               (6,722,301)
                                                                                         ------------

Net assets-100.0%                                                                        $667,421,049
                                                                                         ============

                     BANK INVESTMENT FUND-LIQUIDITY FUND

                        NOTES TO FINANCIAL STATEMENTS
      (Information for the six months ended June 30, 2002 is unaudited)

NOTE 1.  Organization

      The Bank Investment Fund (the "Corporation") was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under the chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual funds derived from the voluntary subscriptions made by eligible banks.

      Liquidity Fund (the "Fund") is a no-load, diversified, open-end money market fund, which commenced operations on October 12, 1988. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank.

      Because more than one fund will be operated by the Corporation, operating expenses related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in proportion to the ratio of the net assets of each fund to total net assets of the Corporation or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

NOTE 2.  Significant Accounting Policies:

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Accounting for investments:

      Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The Fund's investment securities are carried at their amortized cost, which does not take into account unrealized appreciation or depreciation. Interest income is accrued on all debt securities on a daily basis and includes accretion of original issue discount. Premiums, if any, and discounts are amortized or accreted on a straight line basis, which approximates the income method.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

      (Information for the six months ended June 30, 2002 is unaudited)

NOTE 2.  Significant Accounting Policies (continued):

Use of estimates:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Repurchase agreements:

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

Federal income taxes:

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Dividends to shareholders:

      The Fund distributes all of its net investment income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis. Distributions of realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

Net asset value:

      The net asset value per share is determined daily by dividing the value of all investment securities and all other assets, less liabilities, by the number of shares outstanding. The Fund has established procedures reasonably designed to stabilize the net asset value per share at $1,000.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

      (Information for the six months ended June 30, 2002 is unaudited)

NOTE 3.  Shares of Beneficial Interest:

      Chapter 482 of the Acts of 1984, as amended by Chapter 244, Acts of 1986, of the Commonwealth of Massachusetts permits the directors to issue an unlimited number of full and fractional shares of beneficial interest (no par, non-voting, with a stated value of $1,000 per share).

      Transactions in shares of beneficial interest are summarized as follows:


                               Six Months Ended                       Year Ended                        Year Ended
                                June 30, 2002                     December 31, 2001                  December 31, 2000
                       --------------------------------    --------------------------------    ----------------------------
                                  (unaudited)                          (audited)                         (audited)
                           Shares            Amount            Shares            Amount           Shares          Amount
                           ------            ------            ------            ------           ------          ------

Sold                   1,620,022.6372    $1,620,022,637    2,289,591.8871    $2,289,591,887    899,192.4522    $899,192,452
Issued in reinvest-
 ment of dividends         3,870.5147         3,870,515       10,559.3568        10,559,357      6,257.5241       6,257,524
                       --------------    --------------    --------------    --------------    ------------    ------------
                       1,623,893.1519     1,623,893,152    2,300,151.2439     2,300,151,244    905,449.9763     905,449,976
Redeemed               1,668,551.4748     1,668,551,475    1,817,322.1450     1,817,322,145    896,513.6270     896,513,627
                       --------------    --------------    --------------    --------------    ------------    ------------
Net increase
 (decrease)              (44,658.3229)   $  (44,658,323)     482,829.0989    $  482,829,099      8,936.3493    $  8,936,349
                       ==============    ==============    ==============    ==============    ============    ============

NOTE 4. Distribution Expenses:

      The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the Investment Company Act of 1940, to use the assets of the Fund to finance certain activities relating to the distribution of its shares to investors. The Plan authorizes the Fund to pay for the cost of preparing, printing, and distributing offering circulars to prospective investors, for certain other direct or indirect marketing expenses, direct payments to sales personnel, and for the cost of implementing and operating the Plan. Plan expenses may not exceed an amount computed at an annual rate of .12 of 1% of the Fund's average daily net assets. The Fund paid or accrued $109,646 (.02% of average net assets) and $46,431 (.01 of average net assets-annualized) pursuant to this Plan for the year ended December 31, 2001 and for the six months ended June 30, 2002, respectively.

NOTE 5. Pension Plans:

      The Fund is a participating employer in the Co-operative Banks Employees Retirement Association, and has, in effect, a Defined Contribution Plan covering all eligible officers and employees. Under the plan, contributions by employees are doubled by the Fund, up to a maximum of 10% of each employee's salary. Effective January 1, 1989, the Fund also participates in a Defined Benefit Plan, which covers all eligible employees, and is funded currently. The Fund's contributions to these multi-employer plans for the year ended December 31, 2001 and the six months ended June 30, 2002 were $31,405 and $19,229, respectively.

                     BANK INVESTMENT FUND-LIQUIDITY FUND

      (Information for the six months ended June 30, 2002 is unaudited)

NOTE 6. Transactions With Related Parties:

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposits insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund paid the Bank Investment Fund-Fund One $234,600 and $113,600 for the year ended December 31, 2001 and the six months ended June 30, 2002, respectively; as a net reimbursement for the proportionate share of expense items used in common by both funds. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 2001 and the six months ended June 30, 2002 were ..14% and .16%, of average net assets, respectively.

            The following sheets are perforated for your removal and use in the establishment or updating of your account.

                     CERTIFICATE OF CORPORATE RESOLUTION

      For Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank only. This form authorizes the individuals below to redeem shares by telephone or exchange.

      The undersigned is Secretary or Clerk of _________________ and hereby
certifies that the following individuals:    (name of corporation)

                 Name                          Title
                 ----                          -----

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

are duly authorized by corporate resolution or otherwise to act on behalf of the eligible bank in connection with its ownership of shares in the Bank Investment Fund, Liquidity Fund and in particular to give instructions for the purchase, sale or exchange of any said shares and to execute any necessary forms in connection therewith.

      The Bank Investment Fund will consider this authorization to be in full force and in effect until otherwise notified in writing.

      IN WITNESS WHEREOF, the undersigned has executed this Certificate the _______________ day of ___________________ 20__________.


---------------------------------------------------------------------------
Secretary or Clerk

                            BANK INVESTMENT FUND
                               LIQUIDITY FUND
                          ACCOUNT APPLICATION FORM

REGISTRATION. The account should be registered as follows:

                                                  DATE: ___________________
NAME:  ____________________________________________________________________
POST OFFICE BOX:  _________________________________________________________
STREET ADDRESS:  __________________________________________________________
CITY/TOWN:  ______________________________  STATE:  _______________________
ZIP CODE:  ____________________  TELEPHONE NUMBER:  _______________________
TAX ID NUMBER  ____________________________________________________________
INITIAL INVESTMENT:  $ _________________________________  (Minimum $50,000)

                           MONTHLY CASH DIVIDENDS

[ ] Check if dividends are to be paid monthly in cash. Otherwise dividends will be AUTOMATICALLY REINVESTED in additional shares of the Fund.

                         TELEPHONE REDEMPTION ORDERS

      Redemption proceeds will be sent ONLY to the bank or trust company listed below, for credit to the investor's account. The investor hereby authorizes the BANK INVESTMENT FUND to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. THE FUND and its Agents will not be liable for any loss, expense or cost arising out of such transactions.

      Enclose a specimen copy of your check or deposit slip (marked VOID) for the bank account listed below. To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.

Name of Bank:  ____________________________________________________________
Bank Account No.  _________________________________________________________
Bank Address:  ____________________________________________________________
               street
               ____________________________________  MA  __________________
               city                                      zip
Name on Account:  _________________________________________________________
Bank Routing/Transit No.:  ________________________________________________

          AUTHORIZED PERSONS-TELEPHONE INVESTMENTS AND REDEMPTIONS

           Authorized person            Title                  Initials
           -----------------            -----                  --------

1.  _______________________________________________________________________
2.  _______________________________________________________________________
3.  _______________________________________________________________________
4.  _______________________________________________________________________
5.  _______________________________________________________________________

                            CORPORATE RESOLUTIONS

      We have enclosed with this application form the necessary corporate resolutions to authorize corporate officers to make wire or cash payment transfers to the Bank Investment Fund and to purchase, sell or exchange shares of beneficial ownership in the Bank Investment Fund.

                         SIGNATURE AND CERTIFICATION

      We have received and read the Offering Circular, and agree to its terms and conditions by signing below. By the execution of this Application, the undersigned represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor.

      The undersigned hereby certify under penalty of perjury that the above Taxpayer Identification Number is correct and that the investor is not subject to backup withholding.

      We further certify and agree that the certifications, authorizations and appointments in this document will continue until the Bank Investment Fund receives actual written notice of any change thereof.

Signature  ___________________________________  Title  ____________________

Signature  ___________________________________  Title  ____________________

Two signatures are required, one of which should be the Secretary or Clerk of the corporation.

                             SIGNATURE GUARANTEE

      In order to facilitate telephone redemptions, you must have your signature(s) on this application guaranteed by a commercial bank or stock exchange member firm.

---------------------------------------------------------------------------
Name of Bank or Investment Dealer

---------------------------------------------------------------------------
By (signature of authorized person)

---------------------------------------------------------------------------
Title (authorized person)

                                    NOTES

                                    NOTES

                            FINANCIAL STATEMENTS

      As required by applicable statutes, semi-annual financial statements are furnished to the shareholder, the Commissioner of Banks and the Securities and Exchange Commission.

                           ADDITIONAL INFORMATION

      The Bank Investment Fund (the "Corporation") has filed with the Securities and Exchange Commission in Washington, D.C., under the chartered name the "Co-operative Bank Investment Fund" a registration statement on Form N-1A (together with all amendments and exhibits thereto, hereinafter referred to as the "Registration Statement") under the Investment Company Act of 1940. This Offering Circular does not contain all of the information in the Registration Statement. The Registration Statement may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission; or:

      By Phone:      1-800-Sec-0330
      By mail:       Public Reference Section
                     Securities and Exchange Commission
                     Washington, D.C. 20549-6009
                     (duplicating fee required)
      On the Internet: www.sec.gov
      (Investment Company Act File No. 811-4421)

      The Corporation will provide, without charge to any person to whom this Offering Circular is delivered on the written or oral request of any such person, a copy of the Registration Statement and the additional information contained therein and documents relating to certain exemptions from the Investment Company Act of 1940 (see ORGANIZATION). Written requests should be directed to the Bank Investment Fund, 75 Park Plaza, Boston, MA 02116-3934. Telephone requests may be directed collect to 617-695-0415.

                        =============================
                            BANK INVESTMENT FUND

                               LIQUIDITY FUND



                                   [LOGO]



                                75 Park Plaza
                            Boston, MA 02116-3934
                                617-695-0415
                        =============================


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